   As filed with the Securities and Exchange Commission on April 29, 2003
                                                 Securities Act File No. 2-85370
                                        Investment Company Act File No. 811-3807
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        PRE-EFFECTIVE AMENDMENT NO. [ ]


                    POST-EFFECTIVE AMENDMENT NO. 30 [X]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 28 [X]

                        (Check appropriate box or boxes)

                      SUNAMERICA MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


                           Harborside Financial Center
                                  3200 Plaza 5
                         Jersey City, NJ 07311-4992
               (Address of Principal Executive Office) (Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.

                           Harborside Financial Center
                                  3200 Plaza 5
                         Jersey City, NJ 07311-4992
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

  [X] immediately upon filing pursuant to paragraph (b)


  [ ] 60 days after filing pursuant to paragraph (2)(1)

  [ ] on (date) pursuant to paragraph (a)(1)

  [ ] 75 days after filing pursuant to paragraph (a)(2)

  [ ] on (date) pursuant to paragraph (a)(2) of Rule 405.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

         April 29, 2003                                               PROSPECTUS





SUNAMERICA MONEY MARKET FUNDS, INC.

                 SunAmerica Money Market Fund
                 SunAmerica Municipal Money Market Fund

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------

             FUND HIGHLIGHTS...................................  2
             SHAREHOLDER ACCOUNT INFORMATION...................  8
             MORE INFORMATION ABOUT THE FUNDS.................. 15
              Fund Investment Strategies....................... 15
              Glossary......................................... 16
                Investment Terminology......................... 16
                Risk Terminology............................... 17
             FUND MANAGEMENT................................... 18
             FINANCIAL HIGHLIGHTS.............................. 19

         Fund Highlights
============================

         Q&A


      Money market instruments purchased by the Funds are high-quality short-term debt obligations. The money market instruments in which the Funds will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers' acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements; reverse repurchase agreements; and asset-backed securities.


      "High-quality" instruments have a very strong capacity to pay interest and repay principal. Money market funds must generally invest in short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality.

      Municipal securities are debt obligations of a state or local government entity, which may support general governmental needs or special projects.


The following questions and answers are designed to give you an overview of SunAmerica Money Market Funds, Inc. (the "Funds"), and to provide you with information about the Company's separate Funds and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 15 and the glossary that follows on pages 16-17. This prospectus will sometimes refer to the Funds as "we."


Q: What are the Funds' investment goals, principal investment strategies and techniques?
A:

                                    Investment               Principal Investment
            Fund                       Goal                        Strategy
            ----             ------------------------ ----------------------------------

SunAmerica Money Market Fund seeks as high a level of invests primarily in high-quality
                             current income as is     money market instruments
                             consistent with          selected principally on the basis
                             liquidity and stability  of quality and yield
                             of capital

SunAmerica Municipal Money   seeks as high a level of invests primarily in high-quality
Market Fund                  current income as is     money market instruments
                             consistent with          selected primarily on the basis
                             liquidity and stability  of quality and yield, and under
                             of capital and that is   normal market conditions
                             exempt from regular      invests at least 80% of its assets
                             federal income           in municipal securities that are
                             taxation                 exempt from regular federal
                                                      income tax

Additional information about the Funds' techniques

Each Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, each Fund must comply with a rule of the Securities and Exchange Commission that limits the types of securities in which each Fund may invest.

Q: What are the principal risks of investing in the Funds?
A: While the Funds will invest primarily in short-term securities, you should be aware that investments in the Funds may be subject to the risk that the value of their investments may be subject to changes in interest rates. Furthermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Funds. The chart on page 15 describes various additional risks.


   Shares of the Funds are not bank deposits and are not guaranteed or insured by SunAmerica or SunAmerica's affiliates, any bank the Federal Deposit Insurance Corporation or any other government entity. As with any mutual fund, there is no guarantee that the Funds will be able to achieve their investment goals or that the net return on an investment in the Funds will exceed what could have been obtained through other investment or savings vehicles.

Q: How have the Funds performed historically?


A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.


SUNAMERICA MONEY MARKET FUND (CLASS A)


                                    [CHART]                                  During the 10-year period shown in the
                                                                             bar chart, the highest return for a quarter
                                                                             was 1.64% (quarter ended 12/31/00) and
                                                                             the lowest return for a quarter was 0.19%
                                                                             (quarter ended 12/31/02).
1993   1994    1995    1996    1997    1998    1999    2000    2001    2002
----   ----    ----    ----    ----    ----    ----    ----    ----    ----  The Fund's year-to-date return through
2.32%  3.47%   5.18%   4.61%   4.81%   4.80%   4.44%   5.57%   3.45%   1.04% the most recent calendar quarter ended
                                                                             3/31/03 was 0.11%.



Average Annual Total Returns
(as of the calendar year ended December 31, 2002)          Past One Past Five Past Ten    Since
                                                             Year     Years    Years   Inception**
          SunAmerica Money Market Fund*           Class A    1.04%    3.85%    3.96%      5.07%
                                                  Class B   -3.72%    2.66%      N/A      3.30%
                                                  Class II  -1.73%    2.81%      N/A      2.87%
                                                  Class I    1.13%      N/A      N/A      1.19%



 *Includes sales charges where applicable.


**Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class I shares commenced offering on November 16, 2001. Class C shares, which were redesignated Class II on December 1, 1998, commenced offering on October 2, 1997.

         Fund Highlights
============================


SUNAMERICA MUNICIPAL MONEY MARKET FUND (CLASS A)/1/


                                    [CHART] During the three-year period shown in the
                                            bar chart, the highest return for a quarter
                                            was 0.86% (quarter ended 6/30/00) and
      1999     2000     2001     2002       the lowest return for a quarter was 0.17%
      ----     ----     ----     ----       (quarter ended 12/31/02).
     2.28%    3.15%    2.05%    0.92%
                                            The Fund's year-to-date return through
                                            the most recent calendar quarter ended
                                            3/31/03 was 0.09%.



Average Annual Total Returns                               Past One    Since
(as of the calendar year ended December 31, 2002)            Year   Inception**
     SunAmerica Municipal Money Market Fund*      Class A    0.92%     2.11%
                                                  Class B   -3.76%     1.14%
                                                  Class II  -1.75%     1.45%



/1/Performance information of the SunAmerica Municipal Money Market Fund shown from July 7, 2000 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 16, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had a similar investment objective, investment strategies and policies as the Fund. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 ("American General Fund"), which was reorganized into the Prior Municipal Money Market Fund on July 7, 2000. The American General Fund had the same investment subadviser and similar investment objective, investment strategies and policies as the Prior Municipal Money Market Fund. The average annual total returns of the shares of the Fund differ from those of the predecessor funds only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.


  *Includes sales charges where applicable.

 **Class A and Class B shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 16, 2001, upon the consummation of the Municipal Money Reorganization, Class C shares of the Prior Municipal Money Market Fund were reorganized as Class II shares of the Fund.

Q:  What are the Funds' expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                       SUNAMERICA
                                                   MONEY MARKET FUND
                                    ---------------------------------------------
                                    Class A/(1)/ Class B/(1)/ Class II/(1)/ Class I/(1)/
                                    -----------  -----------  ------------  -----------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)             None        4.00%        2.00%          None
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)          None         None        1.00%          None
 Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption price, whichever is
   lower)(2)                            None        4.00%        1.00%          None
 Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends      None         None         None          None
 Redemption Fee(3)                      None         None         None          None
 Exchange Fee                           None         None         None          None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                        0.47%        0.47%        0.47%         0.47%
 Distribution (and/or Service)
   (12b-1) Fees(4)                     0.15%        0.90%        0.90%          None
 Other Expenses                        0.28%        0.31%        0.33%         0.47%
                                       -----        -----        -----         -----
Total Annual Fund Operating
 Expenses                              0.90%        1.68%        1.70%         0.94%
Expense Reimbursement                     --           --           --         0.14%
                                       -----        -----        -----         -----
Net Expenses                           0.90%        1.68%(6)     1.70%(6)      0.80%(5)


                                                 SUNAMERICA MUNICIPAL
                                                   MONEY MARKET FUND
                                    -----------------------------------------
                                    Class A/(1)/     Class B/(1)/   Class II/(1)/
                                    -----------      -----------    ------------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)             None            4.00%           2.00%
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)          None             None           1.00%
 Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption price, whichever is
   lower)(2)                            None            4.00%           1.00%
 Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends      None             None            None
 Redemption Fee(3)                      None             None            None
 Exchange Fee                           None             None            None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                        0.35%            0.35%           0.35%
 Distribution (and/or Service)
   (12b-1) Fees(4)                     0.15%            0.90%           0.90%
 Other Expenses                        0.48%            1.39%           9.82%
                                       -----            -----          ------
Total Annual Fund Operating
 Expenses                              0.98%            2.64%          11.07%
Expense Reimbursement                  0.03%            0.94%           9.37%
                                       -----            -----          ------
Net Expenses                           0.95%/(5)(6)/    1.70%(5)(6)     1.70%(5)(6)



(1) Investors wishing to purchase shares of the Funds are generally required to purchase Class A shares. Class B and Class II shares of a Fund will typically be issued (i) in exchange for Class B shares or Class II shares, respectively, of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or II Shares of another AIG SunAmerica mutual fund. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.



(2) A contingent deferred sales charge (CDSC) on Class A shares will apply only if (i) the original purchase was Class A of another AIG SunAmerica Mutual Fund which you subsequently exchanged into a Fund, (ii) the original purchase was $1,000,000 or more and (iii) you redeem within two years from purchase date. The contingent deferred sales charge on Class B shares applies only to redemptions made within six years from purchase date. The contingent deferred sales charge on Class II shares applies only to redemptions made within eighteen months of purchase date. See page 8 for more information on the CDSCs.


(3) A $15.00 fee may be imposed for wire or overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.


(6) The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and II shares of the SunAmerica Money Market Fund and Class A, B, and II shares of the SunAmerica Municipal Money Market Fund. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The voluntary waivers and/or reimbursements reflected in the chart below are shown at December 31, 2002 and the exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements. If these fee waivers and/or expense reimbursements had been taken into account, the total net expense ratios for the following classes would have been as follows:



                          Money Market
                             Class B............ 1.64%
                             Class II........... 1.66%

                          Municipal Money Market
                             Class A............ 0.78%
                             Class B............ 1.39%
                             Class II........... 1.39%

         Fund Highlights

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your investment at the end of the periods indicated:


                                             1 Year 3 Years 5 Years 10 Years

     SUNAMERICA MONEY MARKET FUND
      (Class A shares).....................   $ 92   $287   $  498   $1,108
      (Class B shares)*+...................    571    830    1,113    1,780
      (Class II shares)+...................    371    630    1,014    2,089
      (Class I shares).....................     82    255      444      990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares)+....................   $ 97   $303   $  526   $1,166
      (Class B shares)*+...................    573    836    1,123    1,780
      (Class II shares)+...................    371    630    1,014    2,089

     You would pay the following expenses if you did not redeem your shares:
                                             1 Year 3 Years 5 Years 10 Years

     SUNAMERICA MONEY MARKET FUND
      (Class A shares)......................  $ 92   $287   $  498   $1,108
      (Class B shares)*+....................   171    530      913    1,780
      (Class II shares)+....................   271    630    1,014    2,089
      (Class I shares)......................    82    255      444      990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares)+.....................  $ 97   $303   $  526   $1,166
      (Class B shares)*+....................   173    536      923    1,810
      (Class II shares)+....................   271    630    1,014    2,089

--------

 * Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 8. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.




+ The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and II shares of the SunAmerica Money Market Fund and Class A, B and II shares of the SunAmerica Municipal Money Market Fund. These fee waivers and/or expense reimbursements are not reflected in the Example above. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The voluntary waivers and/or reimbursements reflected in the chart below are shown at December 31, 2002 and the exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements.



  The following are your costs after these fee waivers and/or expense reimbursements:



             If you redeemed your investment at the end of the periods indicated:
                                                        1 Year                    3 Years 5 Years 10 Years
                                                        ------                    ------- ------- --------

             MONEY MARKET
              Class B..................................   567                       817    1,092    1,746
              Class II.................................   367                       618      993    2,046

             MUNICIPAL MONEY MARKET
              Class A..................................  $ 80                      $249   $  433   $  966
              Class B..................................   542                       740      961    1,502
              Class II.................................   340                       536      853    1,752

-







             If you did not redeem your investment at the end of the periods indicated:
                                                           1 Year                       3 Years 5 Years 10 Years
                                                           ------                       ------- ------- --------

             MONEY MARKET
              Class B.....................................  $167                         $517    $892    $1,746
              Class II....................................   267                          618     993     2,046

             MUNICIPAL MONEY MARKET
              Class A.....................................  $ 80                         $249    $433    $  966
              Class B.....................................   142                          440     761     1,502
              Class II....................................   240                          536     853     1,752

         Shareholder Account Information

SELECTING A SHARE CLASS

Each Fund offers a number of classes of shares through this Prospectus, including: Class A, Class B and Class II shares. The SunAmerica Money Market Fund also offers Class I shares.


Each class of shares has its own cost structure or requirements, as shown below. If you wish to purchase shares of a Fund, you will generally be required to purchase Class A shares, as Class B and Class II shares of the Fund are typically issued (i) in exchange for Class B shares or Class II shares of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or II shares of another AIG SunAmerica mutual fund. An investor may purchase Class B shares up to $500,000 in any one purchase. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.



             CLASS A                       CLASS B                   CLASS II                      CLASS I

..No front-end sales charge; all   .  No front-end sales      .  Front-end sales         . Offered exclusively to
  your money goes to work for        charge; all your money     charge, as described      certain institutions.
  you right away.                    goes to work for you       below.                  . Also offered to the
.. Lower annual expenses than         right away.             .  Higher annual expenses    SunAmerica Aggressive
  Class B or Class II shares.     .  Higher annual expenses     than Class A shares.      Growth, Moderate Growth,
.. No deferred sales charge as de-    than Class A shares.    .  Deferred sales charge     and Conservative Growth
  scribed below.                  .  Deferred sales charge      on shares you sell        LifeStage Funds, which are
                                     on shares you sell         within eighteen months    funds-of-funds.
                                     within six years of        of purchase, as         . No sales charges.
                                     purchase, as described     described below.        . Lower annual expenses than
                                     below.                  .  No conversion to Class    Class A, B, or II shares.
                                  .  Automatic conversion       A.
                                     to Class A shares
                                     approximately eight
                                     years after purchase.
                                  .  Purchases in an amount
                                     over $500,000 are
                                     generally not
                                     permitted; you should
                                     consult with your
                                     financial adviser to
                                     determine whether
                                     other share classes
                                     are more beneficial
                                     given your
                                     circumstances.


CALCULATION OF SALES CHARGES


CLASS A. Class A shares are available with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 5, a 1.00% CDSC is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.



CLASS B. Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:


Class B deferred charges:

             Years after purchase       CDSC Rate
             1st year and 2nd year      4.00%
             3rd and 4th year           3.00%
             5th year                   2.00%
             6th year                   1.00%
             7th year and 8th year      None


If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

CLASS II. Class II sales charges are as follows:

                      Sales Charge    Concession to Dealers
                    ----------------- ---------------------
                      % of   % of Net         % of
                    Offering  Amount        Offering
                     Price   Invested         Price
                    -------- -------- ---------------------
                      1.00%    1.01%          1.00%


There is also a CDSC of 1% on shares you sell within 18 months of purchase.


DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by AIG SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.


For purposes of the deferred sales charge, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

SALES CHARGE WAIVERS

WAIVERS FOR CERTAIN INVESTORS. We will generally waive the deferred sales charge for Class B or Class II shares in the following cases:


  . within one year of the shareholder's death or becoming legally disabled (individual and spousal joint tenancy accounts only)



  . taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings Bank (DBA SunAmerica Trust Company) serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made



  . Fund Directors and other individuals, and their families, who are affiliated with any Fund or any Fund distributed by AIG SunAmerica Capital Services, Inc.



  . payments made through the Systematic Withdrawal Plan (subject to certain conditions)



We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with AIG SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.



To utilize: if you think you may be eligible for a deferred sales charge waiver, contact your broker or financial advisor, or consult the statement of additional information.



REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s). If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale.


DISTRIBUTION AND SERVICE FEES


Each class of shares (other than Class I) of each Fund has its own 12b-1 plan, which allows for distribution and account maintenance and service fees (payable to AIG SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:


                                          ACCOUNT MAINTENANCE
                   CLASS DISTRIBUTION FEE   AND SERVICE FEE
                     A         None              .15%
                     B         .75%              .15%
                    II         .75%              .15%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



OPENING AN ACCOUNT (CLASSES A, B AND II)

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

  .  non-retirement account: $500

  .  retirement account: $250

  .  dollar cost averaging: $500 to open; you must invest at least $25 a month

The minimum subsequent investments for a Fund are as follows:

  .  non-retirement account: $100

  .  retirement account: $25


3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850.


4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.


5. Make your initial investment using the information on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

         Shareholder Account Information


HOW TO BUY SHARES (CLASS A, B AND II)



Buying Shares Through Your Dealer



You can buy shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.



Buying Shares Through the Fund





Opening an Account                                 Adding to an Account


By check

--------------------------------------------------------------------------------

  .  Make out a check for the               .  Make out a check for the
     investment amount, payable to             investment amount, payable to
     the specific Fund or payable              the specific Fund or payable
     to AIG SunAmerica Mutual                  to AIG SunAmerica Mutual
     Funds. An account cannot be               Funds. Shares cannot be
     opened with a Fund check.                 purchased with a Fund check.
  .  Deliver the check and your             .  Include the stub from your
     completed Account Application             Fund statement or a note
     (and Supplemental Account                 specifying the Fund name,
     Application, if applicable)               your share class, your
     to:                                       account number and the
                                               name(s) in which the account
       (via regular mail)                      is registered.
       AIG SunAmerica Mutual Funds          .  Indicate the Fund and account
       c/o NFDS                                number in the memo section of
       PO Box 219186                           your check.
       Kansas City, MO 64121-9186           .  Deliver the check and your
                                               stub or note to your broker
       (via express, certified and             or financial advisor, or mail
       registered mail)                        them to:
       AIG SunAmerica Mutual Funds
       c/o NFDS                                  (via regular mail)
       330 W 9th St.                             AIG SunAmerica Mutual Funds
       Kansas City, MO 64105-1514                c/o NFDS
                                                 PO Box 219373
  .  All purchases must be in U.S.               Kansas City, MO 64121-9373
     dollars. Cash, money orders
     and/or travelers checks will                (via express, certified and
     not be accepted. A $25.00 fee               registered mail)
     will be charged for all                     AIG SunAmerica Mutual Funds
     checks returned due to                      c/o NFDS
     insufficient funds.                         330 W 9th St.
                                                 Kansas City, MO 64105-1514





By wire

--------------------------------------------------------------------------------

         .  Fax your completed            .  Instruct your bank
            application to AIG               to wire the amount
            SunAmerica Fund                  of your investment
            Services, Inc. at                to:
            201-324-6496.
         .  Obtain your account                State Street Bank
            number by calling                  & Trust Company
            Shareholder Services               Boston, MA
            1-800-858-8850.                    ABA #0110-00028
         .  Instruct your bank                 DDA # 99029712
            to wire the amount
            of your investment              ATTN: (Put Name of
            to:                                   Fund and Share
                                                  Class).
              State Street Bank
              & Trust Company               FBO:  (Account number
              Boston, MA                          & names in
              ABA #0110-00028                     which the Acct.
              DDA # 99029712                      is registered).

           ATTN: (Put Name of           Your bank may charge a
                 Fund and Share         fee to wire funds.
                 Class).

           FBO:  (Account number
                 & names in
                 which the Acct.
                 is registered).

       Your bank may charge a
       fee to wire funds.




To open or add to an account using dollar cost averaging, see "Additional Investor Services."

HOW TO SELL SHARES (CLASS A, B AND II)



Selling Shares Through Your Dealer



You can sell shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.



Selling Shares Through the Fund



By mail


--------------------------------------------------------------------------------

 Send your request to:                     Your request should include:

        Via Regular mail                     .  Your name
        AIG SunAmerica Mutual Funds          .  Fund name, share class and
        c/o NFDS                                account number
        PO Box 219186                        .  The dollar amount or number
        Kansas City, MO 64121-9186              of shares to be redeemed
                                             .  Any special payment
        Via express, certified and              instructions
        registered mail                      .  The signature of all
        AIG SunAmerica Mutual Funds             registered owners exactly as
        c/o NFDS                                the account is registered, and
        330 West 9th Street                  .  Any special documents
        Kansas City, MO 64105-1514              required to assure proper
                                                authorization.



By phone


--------------------------------------------------------------------------------

      .  Call Shareholder Services at
         1-800-858-8850 between 8:30
         am and 7:00 pm Eastern Time
         on most business days.
      .  Or, for automated 24-hour
         account access call FastFacts
         at 1-800-654-4760.



By wire


--------------------------------------------------------------------------------

    May be done either in writing or    Minimum amount to wire money is
    by calling Shareholder Services at  $250. A $15 fee will be de-ducted
    1-800-858-8850 between 8:30 a.m.    from your account.
    and 7:00 p.m. (Eastern time) on
    most business days. You must
    provide the following information:

      .  The fund name, share class
         and account number you are
         redeeming.
      .  Bank or financial institution
         name
      .  ABA routing number
      .  Account number, and
      .  Account registration.



By internet:


--------------------------------------------------------------------------------

    Visit our web site at               Proceeds for all transactions will
    WWW.SUNAMERICAFUNDS.COM, and        normally be sent on the business
    select the "View Your Account"      day after the trade date.
    hyperlink (generally not available  Additional documents may be
    for retire-ment accounts).          required for certain transactions.



To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

         Shareholder Account Information



CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE:



To protect you and the fund from fraud, the following redemption requests must be in writing and include a signature guarantee (although there may be other situations that also require a signature guarantee) if:



  .  Redemptions of $100,000 or more


  .  The proceeds are to be payable other than as the account is registered


  . The redemption check is to be sent to an address other than the address of record


  .  Your address of record has changed within the previous 30 days


  .  Shares are being transferred to an account with a different registration


  . Someone (such as an Executor) other than the registered shareholder(s) is redeeming shares. Additional documents may be required.



You can generally obtain a signature guarantee from the following sources:



  .  A broker or securities dealer


  .  A federal savings, cooperative or other type of bank


  .  A savings and loan or other thrift institution


  .  A credit union


  .  A securities exchange or clearing agency.



A notary public CANNOT provide a signature guarantee.




OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)


Class I shares of the SunAmerica Money Market Fund are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with AIG SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.


TRANSACTION POLICIES (ALL FUNDS AND CLASSES)


VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (general 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also will be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that each Fund will be able to do so. In accordance with the rules and regulations of the Securities and Exchange Commission, each Fund intends to value its portfolio securities based upon their amortized cost. This entails initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument.



BUY AND SELL PRICES. When you buy Class II shares, you pay the NAV plus any applicable front-end sales charges, as described earlier. When you sell shares Class A, B or II shares, you receive the NAV minus any applicable CDSCs. When you buy Class A, Class B or Class I shares, you pay the NAV. When you sell Class I shares, you receive NAV.



EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. Each Fund and AIG SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.



During periods of extreme volatility or market crisis, a Fund may temporarily postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, each Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or, you may visit out website at www.sunamericafunds.com, or call FastFacts at 1-800-654-4760.



EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other fund distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. However, exchanges of shares may be subject to applicable sales charges imposed by the fund into which you would like to exchange. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."



If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to January 2, 2002 for another Fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.


To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Funds may change or cancel their exchange privileges at any time, upon 60 days' written notice to their shareholders. The Funds may also refuse any exchange order without notice.




CERTIFICATED SHARES. The Funds do not issue certificated shares.


ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)


To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850.



DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by AIG SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.



SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:



  .  You must have at least $5,000 worth of shares in your account.




  . Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.




SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other funds distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. To use:



  . Specify the fund(s) distributed by AIG SunAmerica Capital Services, Inc. from which you would like money withdrawn and into which you would like money invested.



  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months, and specify the date.


  .  Specify the amount(s). Each exchange must be worth at least $50.

  . Accounts must be registered identically; otherwise a signature guarantee will be required.

         Shareholder Account Information





RETIREMENT PLANS. AIG SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual 401(k) plans, 529 plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by AIG SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850.


TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES




Account Mailings:



ACCOUNT STATEMENTS. Generally, account statements are mailed to dealers and shareholders on a quarterly basis.



TRANSACTION CONFIRMATIONS. Generally, you will receive an account confirmation:



  . After every transaction that affects your account balance (except a dividend reinvestment, automatic purchase, automatic redemption or systematic exchange).



  . After any changes of name or address of the registered owner(s), or after certain account option changes.



IRS TAX FORMS. Every year you should also receive, if applicable, and IRS Form 1099 tax information statement, mailed by January 31/st/.



These mailings apply to accounts opened through the Fund. Accounts opened through a broker/dealer firm will receive statements from that financial institution.



PROSPECTUSES, ANNUAL, AND SEMI-ANNUAL REPORTS. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, Visit our web site at WWW.SUNAMERICAFUNDS.COM, and select the "Go Paperless" hyperlink (Note: this option is only available to accounts opened through the Fund.)


DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are declared daily and paid monthly by the Funds. Capital gains distributions, if any, are paid annually by the Funds.


DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by AIG SunAmerica Capital Services, Inc. or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class II shares of the same Fund as a result of the fact that Class I shares are not subject to any distribution or service fee.



TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from the SunAmerica Money Market Fund, whether reinvested or taken as cash, are generally considered taxable. It is anticipated that substantially all of the distributions from the Money Market Fund will be taxed as ordinary income. It is anticipated that dividends you receive from the SunAmerica Municipal Money Market Fund generally will be exempt from federal income tax. Corporations will not be entitled to take a dividends-received deduction for dividends they receive from a Fund.


Some dividends paid in January may be taxable as if they had been paid the previous December.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax advisor. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plan should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.



OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.


By law, the Funds must withhold 30% in the year 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your reportable distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.


This section summarizes some of the consequences under current United States federal income tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.


SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24. charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance, the effects of sales charges, or administrative fees (for retirement plans only).

         More Information About the Funds


                            FUND INVESTMENT STRATEGIES

       Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.


                                            SunAmerica Money             SunAmerica Municipal
                                              Market Fund                 Money Market Fund
What is the Fund's investment goal? seeks as high a level of current seeks as high a level of
                                    income as is consistent with     current income as is
                                    liquidity and stability of       consistent with liquidity and
                                    capital                          stability of capital and that
                                                                     is exempt from regular
                                                                     federal income taxation
---------------------------------------------------------------------------------------------------
What principal investment strategy   invests primarily in high-       invests primarily in high-
does the Fund use to implement its  quality, short-term money        quality money market
investment goal?                    market instruments selected      instruments selected
                                    principally on the basis of      primarily on the basis of
                                    quality and yield                quality and yield that are
                                                                     exempt from regular federal
                                                                     income tax. Under normal
                                                                     market conditions, the
                                                                     Fund invests at least 80% of
                                                                     its assets in municipal
                                                                     securities which pay income
                                                                     exempt from regular federal
                                                                     income taxes. The Fund's
                                                                     assets include its net assets
                                                                     plus any borrowing for
                                                                     investment purposes.
                                                                     Municipal securities may
                                                                     include private activity
                                                                     bonds, the interest on which
                                                                     is subject to the federal
                                                                     alternative minimum tax
                                                                     (AMT).
---------------------------------------------------------------------------------------------------
What are the Fund's principal        invests in high-quality, short-  invests in high-quality,
investment techniques?              term money market                short-term money market
                                    instruments, including           securities that are exempt
                                    securities issued or guaranteed  from regular federal income as to principal and interest by  tax, including municipal
                                    the U.S. government, its         fixed-income securities with
                                    agencies or instrumentalities,   remaining maturities of 13
                                    certificates of deposit,         months or less, commercial
                                    bankers' acceptances and time    paper sold by municipalities,
                                    deposits; commercial paper       variable rate demand notes,
                                    and other short-term             auction rate preferred stock
                                    obligations of U.S. and          and other adjustable rate
                                    foreign corporations;            obligations that are exempt
                                    repurchase agreements;           from federal income
                                    reverse repurchase               taxation and liquid Rule
                                    agreements; and asset-backed     144A securities
                                    securities
---------------------------------------------------------------------------------------------------
What principal risks may affect the . interest rate fluctuations     . interest rate fluctuations
Fund?                               . credit risk                    . credit risk
                                    . securities selection           . securities selection
---------------------------------------------------------------------------------------------------

         More Information About the Funds


       GLOSSARY

       The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc.

INVESTMENT TERMINOLOGY

ADJUSTABLE RATE SECURITIES (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

BANKERS' ACCEPTANCES are time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity and represent direct or contingent obligations of commercial banks.

CERTIFICATES OF DEPOSIT are interest-bearing time deposits representing direct or contingent obligations of commercial banks.

COMMERCIAL PAPER is short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An investment grade fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

MUNICIPAL BOND is a debt obligation of a state or local government entity, which may support general governmental needs or special projects.

MUNICIPAL COMMERCIAL PAPER consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

MUNICIPAL NOTES are notes issued by local, regional and state governments to meet their short-term funding requirements.

REPURCHASE AGREEMENTS are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.

REVERSE REPURCHASE AGREEMENTS are agreements in which a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund.

RULE 144A securities are investments purchased and sold in large institutional markets. Many of these transactions are exempted from the registration requirements under the securities laws pursuant to Rule 144A under the Securities Act of 1933, as amended.

SHORT-TERM MONEY MARKET INSTRUMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit.

STABILITY OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

VARIABLE RATE DEMAND NOTES, OR VRDNS, are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice.

RISK TERMINOLOGY

CREDIT RISK: The risk that the issuer in which a Fund invests will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

INTEREST RATE FLUCTUATIONS: Because a Fund may hold a money market security until maturity, during a period of declining interest rates, the Fund may have to replace such security with a lower yielding security, thus decreasing the net investment income for the Fund and dividends to shareholders.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

         Fund Management
===================================



ADVISER. AIG SunAmerica Asset Management Corp. ("SunAmerica") selects and manages the investments, provides various administrative services and supervises the daily business affairs of each Fund, except to the extent it has delegated portfolio management of a Fund to a subadviser.



SunAmerica was organized in 1982 under the laws of Delaware, and manages, advises and/or administers in excess of $31.5 billion of assets as of December 31, 2002. In addition to managing the Funds, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, VALIC Company I, VALIC Company II, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Strategic Investment Series, Inc. and SunAmerica Style Select Series, Inc.



For the fiscal year ended December 31, 2002, the SunAmerica Money Market Fund paid SunAmerica a fee equal to 0.47% of average daily net assets.


SunAmerica's Fixed-Income Investment Team is responsible for the management of the SunAmerica Money Market Fund.

Prior to November 16, 2001, the SunAmerica Municipal Money Market Fund operated as the Municipal Money Market Fund of North American Funds. For the fiscal year ended October 31, 2001, the Prior Municipal Money Market Fund paid its adviser 0.35% of the Fund's average daily net assets. From November 16, 2001 to December 31, 2001, the SunAmerica Municipal Money Market Fund paid SunAmerica a fee equal to 0.35% of average daily net assets.


The SunAmerica Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is located at 175 Water Street, New York, New York 10038, and is responsible for investment decisions for the Fund. AIGGIC is a SunAmerica affiliate. As of December 31, 2002, AIGGIC and its affiliated investment management companies had approximately $365.6 billion under management. As of the fiscal year ended December 31, 2002, AIGGIC received an annual fee for its services at the rate of 0.25% of the Fund's average daily net assets. This fee is paid by SunAmerica and not the SunAmerica Municipal Money Market Fund.


J. Hutchison Bryan, Jr. CFA is the portfolio manager for the SunAmerica Municipal Money Market Fund and a Vice President and Portfolio Manager of the Tax-Exempt Fixed Income Group at AIGGIC. Mr. Bryan joined AIGGIC as a result of the acquisition of American General Corporation by AIGGIC's parent in August 2001. He joined American General Corporation in March 2000 where he was Director--Municipal Bonds. Prior to joining American General Corporation, he spent 9 years at Chase Bank of Texas, including 6 years as a municipal analyst, trader, and portfolio manager.


DISTRIBUTOR. AIG SunAmerica Capital Services, Inc. distributes the Funds' shares. The Distributor, an AIG SunAmerica company, receives initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12b-1 plans.



ADMINISTRATOR. AIG SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services.



The Adviser, the Distributor and the Administrator are all located in Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, TX 77019.

         Financial Highlights
====================================

The Financial Highlights table for each Fund is intended to help you understand each Fund's financial performance since inception or for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are incorporated by reference in the Funds' Statement of Additional Information (SAI) which is available upon request.

SUNAMERICA MONEY MARKET FUND


                                                                                                               Ratio of net
                     Net Asset                       Dividends                       Net Assets  Ratio of       investment
                       Value      Net     Total from  from net  Net Asset              end of    expenses       income to
Period               beginning investment investment investment Value end   Total      period   to average     average net
Ended                of period   income   operations   income   of period Return(1)   (000's)   net assets        assets
------               --------- ---------- ---------- ---------- --------- ---------  ---------- ----------     ------------
                                                      Class A
                         -         -          -       -------       -         -          -          -               -
12/31/98............  $1.000     $0.047     $0.047    $(0.047)   $1.000     4.80%    $  687,801    0.95%(2)        4.70%(2)
12/31/99............   1.000      0.044      0.044     (0.044)    1.000     4.44        881,223    0.95(2)         4.36(2)
12/31/00............   1.000      0.054      0.054     (0.054)    1.000     5.57        971,137    0.95            5.47
12/31/01............   1.000      0.034      0.034     (0.034)    1.000     3.45      1,087,329    0.93            4.04
12/31/02............   1.000      0.010      0.010     (0.010)    1.000     1.04(6)   1,751,812    0.90            0.99
                                                      Class B
                         -         -          -       -------       -         -          -          -               -
12/31/98............  $1.000     $0.039     $0.039    $(0.039)   $1.000     3.96%    $   34,828    1.75%(2)        3.88%(2)
12/31/99............   1.000      0.035      0.035     (0.035)    1.000     3.59         35,103    1.75(2)         3.53(2)
12/31/00............   1.000      0.046      0.046     (0.046)    1.000     4.72         24,090    1.76            4.62
12/31/01............   1.000      0.025      0.025     (0.025)    1.000     2.57         55,066    1.75            3.76
12/31/02............   1.000      0.003      0.003     (0.003)    1.000     0.28(6)      64,815    1.64(4)         0.26(4)
                                                      Class II
                         -         -          -       --------      -         -          -          -               -
12/31/98............  $1.000     $0.039     $0.039    $(0.039)   $1.000     3.94%    $    1,433    1.75%(4)        3.83%(4)
12/31/99............   1.000      0.035      0.035     (0.035)    1.000     3.57          8,235    1.61            3.59
12/31/00............   1.000      0.046      0.046     (0.046)    1.000     4.73         11,012    1.75(4)         4.67(4)
12/31/01............   1.000      0.026      0.026     (0.026)    1.000     2.63         33,644    1.69(4)         3.51(4)
12/31/02............   1.000      0.003      0.003     (0.003)    1.000     0.27(6)      30,285    1.66(4)         0.26(4)
                                                      Class I
                         -         -          -       -------       -         -          -          -               -
11/16/01-12/31/01(3)  $1.000     $0.002     $0.002    $(0.002)   $1.000     0.20%    $    8,336    0.80%(4)(5)     0.84%(4)(5)
12/31/02............   1.000      0.011      0.011     (0.011)    1.000     1.13%(6)      9,195    0.80(4)         1.12(4)

--------
(1) Total return is not annualized and does not reflect sales load.
(2) Net of transfer agent expense credits of:

          12/31/97 12/31/98 12/31/99
          -------- -------- --------
Class A    0.02%    0.03%     0.01%
Class B    0.02%    0.01%       --


(3) Commencement of sales of respective class of shares.

(4) Net of the following expense reimbursements (based on average net assets):




         12/31/98 12/31/00 12/31/01 12/31/02
         -------- -------- -------- --------
Class B.    --%      --%      --%    0.04%
Class II   2.55     0.18     0.05     0.04
Class I.     --       --     0.24     0.14



(5) Annualized.


(6) The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

         Financial Highlights
====================================

SUNAMERICA MUNICIPAL MONEY MARKET FUND

                                                                                                                Ratio of net
                        Net Asset                       Dividends                      Net Assets   Ratio of     investment
                          Value      Net     Total from  from net  Net Asset             end of     expenses     income to
Period                  beginning investment investment investment Value end   Total     period    to average   average net
Ended                   of period   income   operations   income   of period Return(1)  (000's)   net assets(4)  assets(4)
------                  --------- ---------- ---------- ---------- --------- --------- ---------- ------------- ------------
                                                                      Class A
                                                                      -------
10/31/99(6)............  $1.000     $0.020     $0.020    $(0.020)    $1.00     2.18%    $ 3,651       1.05%         2.18%
10/31/00(6)............   1.000      0.030      0.030     (0.030)     1.00     3.06       4,452       0.97          3.03
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.39       3,972       0.78          2.39
11/01/01-12/31/01(5)(6)   1.000      0.013      0.013     (0.013)     1.00     2.05       3,829       0.62(2)       1.71(2)
12/31/02...............   1.000      0.009      0.009     (0.009)     1.00     0.92      88,050       0.78          0.71
                                                                      Class B
                                                                      -------
10/31/99(6)............  $1.000     $0.010     $0.010    $(0.010)    $1.00     1.42%    $ 2,841       1.80%         1.42%
10/31/00(6)............   1.000      0.030      0.030     (0.030)     1.00     2.48       2,777       1.54          2.44
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.39       2,613       0.78          2.38
11/01/01-12/31/01(5)(6)   1.000      0.008      0.008     (0.008)     1.00     1.97       2,618       1.13(2)       1.27(2)
12/31/02...............   1.000      0.002      0.002     (0.002)     1.00     0.24       3,714       1.39          0.16
                                                                     Class II*
                                                                     ---------
8/10/00-10/31/00(3)(6).  $1.000     $0.010     $0.010    $(0.010)    $1.00     0.71%    $   108       0.75%(2)      2.78%(2)
10/31/01(6)............   1.000      0.020      0.020     (0.020)     1.00     2.40         136       0.78          2.33
11/01/01-12/31/01(5)(6)   1.000      0.008      0.008     (0.008)     1.00     1.97         195       1.15(2)       1.14(2)
12/31/02...............   1.000      0.002      0.002     (0.002)     1.00     0.24         170       1.39          0.19

--------


(1) Total return is not annualized and does not reflect sales load.
(2) Annualized

(3) Commencement of sales of respective class of shares.


(4) Net of the following expense reimbursements (based on average net assets):



                    10/31/99 10/31/00   10/31/01 12/31/01(5) 12/31/02
                    -------- --------   -------- ----------- --------
           Class A.   0.84%    0.47%      1.18%     2.51%      0.20%
           Class B.   0.89%    0.46%      1.18%     2.59%      1.25%
           Class II     --     0.41%(2)   1.18%     7.84%      9.68%



(5) Information presented for two month period.


(6) The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.




* For the Municipal Money Market Fund, formerly North American Municipal Money Market Fund, the Class C shares were converted to Class II shares on November 16, 2001.

         For More Information


The following documents contain more information about the Funds and are available free of charge upon request:

   ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on fund holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the applicable period.

   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.


You may obtain copies of these documents or ask questions about the Funds by contacting: AIG SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our web site at www.sunamericafunds.com, or by calling your broker or financial advisor.




Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR:  AIG SunAmerica Capital Services, Inc.


The Funds are series of SunAmerica Money Market Funds, Inc.

INVESTMENT COMPANY ACT
File No. 811-03807

                       SUNAMERICA MONEY MARKET FUNDS, INC.


                       Statement of Additional Information
                              dated April 29, 2003

Harborside Financial Center                                General Marketing and
3200 Plaza 5                                             Shareholder Information
Jersey City, NJ  07311-4992
                                                                  (800) 858-8850

     SunAmerica Money Market Funds, Inc. (the "Company") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently has two investment portfolios, or series, both of which are diversified within the meaning of the 1940 Act: the SunAmerica Money Market Fund ("Money Market Fund") and the SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund"). The Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital. The Municipal Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation.

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of SunAmerica Money Market Funds, Inc. dated April 29, 2003. To obtain a Prospectus, free of charge, please call the Company at (800) 858-8850. The Prospectus is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, AIG SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") or AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"). This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                TABLE OF CONTENTS

                                                                          Page
TABLE OF CONTENTS .....................................................      2
THE COMPANY ...........................................................      3
INVESTMENT OBJECTIVES AND POLICIES ....................................      3
INVESTMENT RESTRICTIONS ...............................................     18
DIRECTORS AND OFFICERS ................................................     21
ADVISER, SUBADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR
   AND ADMINISTRATOR ..................................................     33
PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................     39
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES ...................     41
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES .................     46
EXCHANGE PRIVILEGE ....................................................     46
DETERMINATION OF NET ASSET VALUE ......................................     47
PERFORMANCE DATA ......................................................     48
DIVIDENDS, DISTRIBUTIONS AND TAXES ....................................     51
RETIREMENT PLANS ......................................................     54
DESCRIPTION OF SHARES .................................................     56
ADDITIONAL INFORMATION ................................................     57
FINANCIAL STATEMENTS ..................................................     60
APPENDIX ..............................................................     61

                                   THE COMPANY

     The Company is an open-end management investment company organized in Maryland in 1983. The Company currently offers shares of two series: the SunAmerica Money Market Fund (the "Money Market Fund") and SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund") (each, a "Fund," and collectively, the "Funds"). Both of the Funds are diversified within the meaning of the 1940 Act.

     Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class C shares of the Money Market Fund commenced offering on October 2, 1997. On December 1, 1998, Class C shares of the Money Market Fund were redesignated as Class II shares. Class I shares of the Money Market Fund commenced offering on November 16, 2001.

     On August 22, 2001, the Board of Directors of the Company (the "Board") approved the creation of the Municipal Money Market Fund. The Municipal Money Market Fund is the survivor of a reorganization with the Municipal Money Market Fund of North American Funds (the "Prior Municipal Money Market Fund"). The offering of such Fund's Class A, B and II shares commenced on November 16, 2001.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective (or "goal") and policies of each Fund are described in the Prospectus. Certain types of securities in which each Fund may invest and certain investment practices each Fund may employ, which are described in the Prospectus, are discussed more fully below. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

U.S. Government Obligations

     Each Fund may invest in a variety of short-term debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities of from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. government, which may be purchased by each Fund, also vary in terms of their maturities at the time of issuance. However, each Fund invests only in obligations that, at their time of purchase by the Fund, have remaining maturities of 397 calendar days or less.

Bank Obligations

     Certificates of Deposit ("CDs") and bankers' acceptances may be purchased by each Fund. CDs are securities that represent deposits in a depository institution (e.g., a commercial bank or savings and loan association) for a specified period at a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

     Bankers' acceptances are short-term credit instruments that represent the promise of a bank to pay a draft drawn by one of its customers at its maturity. These obligations are used to finance the import, export, transfer or storage of goods and represent the obligation of both the accepting bank and its customer.

     The Municipal Money Market Fund limits investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation. The Municipal Money Market Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

Commercial Paper

     The commercial paper in which each Fund may invest may be unsecured or may be backed by letters of credit. Commercial paper backed by a letter of credit is, in effect, "two party" paper with the issuer of the paper initially responsible for repayment and a bank guaranteeing the repayment if not made by the issuer at maturity. Each Fund may also invest in variable amount master demand notes, which represent a direct lending arrangement between the Fund and a corporate borrower. These notes permit daily changes in the amount borrowed. Each Fund has the right to increase the amount loaned under the note at any time up to the full amount provided in the loan agreement or to decrease the amount loaned. The borrower generally has the right to prepay up to the full amount of the loan without penalty. These notes are generally not traded in a secondary market; however, each Fund will enter into such arrangements only where it has the right to redeem the note on not more than seven days notice.

     The Municipal Money Market Fund will only invest in variable rate issued by companies which at the date of investment have an outstanding short term debt rating of "Aaa" or "Aa" by Moody `s Investors Service, Inc. ("Moody's") or "AAA" or "AA" by Standard & Poor's Ratings Group ("S&P") and which management has determined present minimal risk of loss to the Fund.

Corporate Obligations

     Each Fund may purchase corporate obligations, which include bonds, debentures and notes issued by corporations to finance long-term credit needs. Although issued with maturities in excess of one year, a Fund's investments in corporate obligations are limited to obligations having remaining maturities of 365 calendar days or less at the time of purchase by the Fund.

Money Market Securities of Foreign Issuers

     Each Fund may invest in dollar-denominated foreign money market instruments, subject to the following limits: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually I to 270 day commercial paper) of foreign companies.

Illiquid Securities

     Each Fund may invest up to 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, or in other securities that are illiquid by virtue of the absence of a readily available market or by legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Fund may seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act ("Rule 144A securities") for which there is a readily available market will not be deemed to be illiquid. The Funds' investment adviser, AIG SunAmerica Asset Management Corp. ("SunAmerica," or the "Adviser"), will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors of the Company (the "Directors"). In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Directors, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Commercial paper issues in which a Fund may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144 described above. A Fund's 10% limitation on investments in illiquid securities includes Section4 (2) paper that the Adviser has not determined to be liquid pursuant to guidelines established by the Directors. The Directors have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Directors that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to 102% (100% if such collateral is in the form of cash) of the repurchase price. The instruments held as collateral are valued daily, and if the value of the instruments declines, a Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, a Fund will incur a loss and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 10% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less are not subject to the limits on illiquid securities.

Reverse Repurchase Agreements

     Each Fund may enter into reverse repurchase agreements with brokers, dealers and other financial institutions determined by the Adviser to be creditworthy. A reverse repurchase agreement involves the sale of a security held by a Fund, subject to an agreement by the Fund to repurchase that security at a mutually agreed upon price, date and interest payment. A Fund uses the proceeds of the reverse repurchase agreement to make additional investments that mature on or prior to the repurchase date and will enter into a reverse repurchase agreement when it anticipates that the interest income to be earned from investing the proceeds of the reverse repurchase agreement will exceed the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, a Fund will segregate with the custodian cash or liquid securities having a value at least equal to the repurchase price under the agreement. In the event that the other party to the reverse repurchase agreement defaults on its obligation to resell to the Fund the underlying securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the securities and could suffer a loss to the extent that the value of the proceeds of the agreement fell below the value of the underlying securities. See "Investment Restrictions."


Asset-Backed Securities

     Each Fund may invest up to 15% of its net assets in asset-backed securities rated in conformance with both the Fund's credit quality restrictions and Rule 2a-7 under the 1940 Act. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Each Fund may also invest in privately issued asset-backed securities. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support, which fall into two categories: (1) liquidity protection and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Adjustable Rate Securities

     Both Funds may invest in adjustable rate securities (i.e., variable rate and floating rate instruments), which are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (i) at any time upon notice of usually 30 days or less, or (ii) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Variable Rate Demand Notes

     Each Fund may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

     Each Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to institution upon a specified number of days' notice, not to exceed seven days. Each Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

Mortgage-Backed Securities

     Each Fund may invest in mortgage-backed securities. These securities represent participation interests in pools of residential mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others, which may or may not be guaranteed by agencies or instrumentalities of the U.S. government.

     Mortgage-backed securities differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure (net of fees or costs that may be incurred). In addition, prepayment of principal on mortgage-backed securities, which often occurs when interest rates decline, can significantly change the realized yield of these securities. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of declining interest rates and will most likely decrease during periods of rising interest rates. When prevailing interest rates rise, the value of a pass-through security may decrease as do the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that a Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of a Fund. Monthly interest payments received by a Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semiannually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Fund may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FHLMC and FNMA certificates, the most widely available mortgage-backed securities:

     GNMA Certificate GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the FHA or the FMHA, or guaranteed by the Veteran's Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

     The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield, which will be earned on GNMA Certificates. First, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semiannually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

     FHLMC Certificates. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

     FNMA Certificates. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government. However, FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from the test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries.

Privately-Issued Mortgage Securities

     Privately-issued pass through mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately-issued collateralized mortgage obligations, as further described below.

     Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. A Fund will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations

     Another type of mortgage-backed security in which a Fund may invest is a Collateralized Mortgage Obligation ("CMO"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). CMOs generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure
CMOs that remain outstanding.

     Certain CMOs may be deemed to be investment companies under the 1940 Act. The Funds intends to conduct operations in a manner consistent with this view, and therefore each Fund generally may not invest more than 10% of its total assets in CMOs that are deemed to be investment companies without obtaining appropriate regulatory relief In reliance on the Securities and Exchange Commission ("SEC") staff interpretations, the Funds may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.

STRIPS

     In addition to the U.S. Government securities discussed above, each Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"), Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.

Stripped Mortgage-Backed Securities

     Each Fund may invest in mortgage-backed securities, which include stripped mortgage-backed securities. Unlike U.S. Treasury securities, which are stripped into separate securities for each interest and principal payment, mortgage securities are generally stripped into only two parts: a Principal Only ("PO") strip representing all principal payments and an Interest Only ("IO") strip representing all interest payments.

     The feature that makes mortgage strips most useful in portfolio management is their interest rate sensitivity. In principle, mortgage strips can be very useful hedging devices for a variety of investors and portfolio managers. However, determining the degree of interest sensitivity of mortgage strips in different interest rate environments is extremely complicated.

     The precise sensitivity of mortgage-backed securities and their associated stripped securities to interest rate changes depends on many factors. First, the prepayment effect makes the interest rate sensitivity of mortgage-backed securities different from the interest sensitivity of Treasury securities. Second, the prepayment effect makes the PO and IO mortgage-backed strips much more sensitive, on average, to interest rates than the underlying mortgage-backed security. Third, the prepayment effect is sometimes so strong that an IO mortgage-backed strip will rise in value when interest rates rise and fall in value when interest rates fall -- precisely the opposite relationship from other fixed-income securities. This last feature of stripped mortgage-backed securities, the positive relationship between the value of some IO strips and interest rates, is particularly useful to investors who need to hedge a portfolio of other fixed-income securities.

Loans of Portfolio Securities

     Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 20% of total assets to brokers, dealers and other financial institutions, provided, that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. Where securities instead of cash are delivered to a Fund as collateral, the Fund earns its return in the form of a loan premium paid by the borrower. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund can use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.

Borrowings

     Each Fund may borrow for temporary emergency purposes to meet redemption requests. The consequence of such borrowings might be to reduce the Fund's yield below that which would have been realized in the absence of such borrowings.

When-Issued and Delayed-Delivery Securities

     From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. Such agreements might be entered into, for example, when a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will segregate with the Fund's custodian until the date of delivery of such when-issued securities cash or liquid securities at least equal in value to commitments for such when-issued or delayed-delivery securities. A Fund will make payment for such when-issued securities on the delivery date utilizing then-available cash and, if cash is not available, or if it is not disadvantageous to the Fund, utilizing the proceeds of the liquidation of portfolio securities held in such segregated account.

Special Risk Factors

     In the case of bank obligations not insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC"), a Fund will be dependent solely on the financial resources of the issuing bank for payment of principal and interest. A Fund's investments in commercial paper issued by foreign corporations and securities of foreign branches of domestic banks and domestic branches of foreign banks involve certain investment risks in addition to those affecting obligations of U.S. domestic issuers. These risks include the possibility of adverse political and economic developments, and the risk of: imposition of foreign withholding taxes on the interest payable on such securities; seizure, expropriation or nationalization of foreign deposits; and adoption of foreign governmental restrictions, such as exchange controls, which might adversely affect the payment of principal and interest on such securities. In addition, certain reserve requirements and other regulations to which domestic banks are subject may not apply to foreign branches or foreign banks, which also may use accounting methods different from those used by U.S. domestic banks. Non-negotiable time deposits, unlike negotiable certificates of deposit, cannot be sold in a secondary market and may be subject to penalties for early withdrawal.

Extendable Commercial Notes ("ECNs")

     ECNs are a type of commercial paper in which the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. A Fund may purchase ECNs only if judged by the Adviser or Subabviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Fund. (No more than 5% of a Fund's assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the Fund assets or $1 million may be invested in such securities of any one issuer.) See the "Appendix" for a description of the ratings. A Fund will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

Municipal Money Market Fund

     In addition to the investments and policies described above, the Municipal Money Market Fund may invest in other types of securities and may employ other investment practices as more fully described below.

Municipal Bonds

     The Municipal Money Market Fund may invest in municipal bonds, which are debt obligations that are typically issued by a municipality to obtain funding for public purposes, such as the construction of public facilities (e.g., airports, highways, bridges and schools). Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities also are considered municipal bonds. Municipal bonds at the time of issuance may have varying maturities. The Municipal Money Market Fund will not purchase a security, which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighted average portfolio maturity in excess of 90 days.

     The Municipal Money Market Fund may invest in investment grade municipal bonds. Investment grade municipal bonds are instruments that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Fitch, or determined by the Subadviser to be of comparable quality. The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa3" or S&P or Fitch (i.e., "BBB-") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. A more complete description of the ratings assigned by Moody's, S&P and Fitch is included in the Appendix herein.

Municipal Commercial Paper


     The Municipal Money Market Fund may purchase municipal commercial paper. Municipal commercial paper that may be purchased by the Fund consists of short-term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.


     The Municipal Money Market Fund may invest in commercial paper that is rated at the time of purchase "MIG1" or "MIG2" or better by Moody's, "A-l" or "A-2" or better by S&P, or "F-2" or better by Fitch, or, if not rated, determined by the Subadviser to be of comparable quality.

Municipal Notes

     The Municipal Money Market Fund may invest in municipal notes, which are notes issued by local, regional and state governments to meet their short-term funding requirements. Municipal notes generally have maturities at the time of issuance of three years or less.

     The Municipal Money Market Fund may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P or "F-2" or better by Fitch, or if not rated, determined by the Subadviser to be of comparable quality.


     Municipal notes that may be purchased by the Municipal Money Market Fund include, but are not limited to the following:


Tax Anticipation Notes

     Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Bond Anticipation Notes

     Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

Revenue Anticipation Notes

     Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.

     TANs, BANs and RANs are usually general obligations of the issuer.

Municipal Obligations

     The Municipal Money Market Fund may purchase municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Municipal Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

     In addition, the interest on private activity bonds issued after August 7, 1986, is subject to the federal alternative minimum tax. The Municipal Money Market Fund will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Fund may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.

     The Municipal Money Market Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

     In addition, the Municipal Money Market Fund may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Fund. The Subadviser may invest the Fund's net assets in MLOs and will monitor certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers); (v) the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund; and (vii) other factors, if any, which the Subadviser deems relevant to determining the existence of a trading market for such MLO. The Fund also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     The Municipal Money Market Fund currently intends to invest substantially all of its assets in obligations the interest on which is exempt from regular federal income taxes.

     If at some future date, in the opinion of the Subadviser, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Fund may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Fund that are attributable to interest derived from taxable money market instruments will be taxable to investors.

     Opinions relating to the validity of municipal obligations and to the exempting of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Subadviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Canadian and Provincial Government and Crown Agency Obligations

     The Municipal Money Market Fund may invest in Canadian Government obligations, which are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

     Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.

     Any Canadian obligation acquired by the Municipal Money Market Fund will be denominated in U.S. dollars.

Pre-Refunded Bonds

     The Municipal Money Market may invest in pre-refunded bonds. From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. Government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Investment Companies

     The Municipal Money Market Fund may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

                             INVESTMENT RESTRICTIONS

     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, a Fund may not:

     1. Purchase securities other than those described under "Investment Objective and Policies."

     2. Enter into reverse repurchase agreements exceeding in the aggregate 1/3 of the value of a Fund's total assets, less liabilities other than obligations under such reverse repurchase agreements.

     3. Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of a Fund's total assets, provided that there is no limitation with respect to investments in securities issued by domestic branches of U.S. banks or the U.S. Government, its agencies or instrumentalities.

     4. Invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation, subject to applicable limitations imposed by Rule 2a-7 under the 1940 Act.

     5. Make loans, except through the purchase or holding of debt obligations in accordance with a Fund's investment objective and policies (see "Investment Objective and Policies"), or as otherwise permitted by exemptive order of the Securities and Exchange Commission.

     6. Lend its portfolio securities in excess of 20% of its total assets provided that such loans are made according to the guidelines of the Securities and Exchange Commission and each Fund's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. Borrow money except for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities (not for the purpose of increasing income), provided that borrowings in the aggregate may not exceed 10% of the value of the Fund's total assets, including the amount borrowed, at the time of such borrowing.

     8. Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities, commodity contracts or interests in oil, gas and/or mineral exploration or development programs, provided that each Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein and Municipal Money Market Fund may obtain rights to resell municipal bonds and notes, and may invest in municipal fixed income securities secured by real estate or interests therein.

     9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets in such securities of one or more investment companies (each of the above percentages to be determined at the time of investment), or except as part of a merger, consolidation or other acquisition; however, the Municipal Money Market Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     10.  Act as an underwriter of securities.

     11. Make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of "when-issued" securities or of securities for delivery at a future date.

     12. Invest in or hold securities of any issuer if those officers and Directors of the Fund or the Adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

     In addition to the foregoing, each Fund may not issue senior securities as defined in the 1940 Act except as permitted by law and the Funds' prospectus and Statement of Additional Information, and in the case of the Municipal Money Market Fund, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting. Each Fund has adopted a non-fundamental policy (which may be changed by the Directors without shareholder approval) of not investing more than 10% of its net assets in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, securities with legal or contractual restrictions on resale and securities that are not readily marketable in securities markets either within or without the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to
Section 4(2) of the Securities Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 10% limitation on illiquid securities.

     Pursuant to Rule 2a-7 under the 1940 Act (the "Rule"), each Fund is required to limit its portfolio investments to those U.S. dollar denominated instruments determined in accordance with procedures established by the Directors to present minimal credit risks and which are at the time of acquisition "eligible securities" as defined in the Rule. Under the Rule an eligible security is generally an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security determined to be of comparable quality under procedures established by the Directors. The Rule prohibits each Fund from investing more than 5% of its assets in the securities of any one issuer, except that a Fund may invest up to 25% of its assets in the securities rated (or deemed comparable to securities rated) in the highest rating category of a single issuer for a period of up to three business days after purchase. In addition, each Fund may not invest more than 5% of its assets in securities that have not been rated (or deemed comparable to securities rated) in the highest rating category, with investment in such second tier securities of any one issuer limited to the greater of 1% of a Fund's assets or $1 million. These issuer diversification restrictions do not apply to U.S. government securities. The Rule also prohibits each Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires a Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less. For purposes of the Rule, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a demand feature, the period remaining until the principal amount can be recovered through demand.


                             DIRECTORS AND OFFICERS


     The following table lists the Directors and executive officers of the Company, their date of birth, current positions held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships held outside of the fund complex. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc. and the Company. Unless otherwise noted, the address of each executive officer and Director is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Disinterested Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Directors."

DISINTERESTED DIRECTORS

-----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                                Portfolios in
Name and Date of Birth                                                          Fund
                           Position(s)   Length of Time   Principal Occupation  Complex        Other Directorships
                           Held with     Served           during the last 5     Overseen by    Held by Director/2/
                           Company                        years                 Director/1/
-----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith       Director      18 years         Retired.              45             Director, BJ's
DOB: February 21, 1933                                                                         Wholesale Club;
                                                                                               Director, Boston
                                                                                               Stock Exchange
-----------------------------------------------------------------------------------------------------------------------


 ______________________
 /1/ The "Fund Complex" consists of all registered investment companies for which the Adviser or an affiliated person of the Adviser serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 portfolios) and VALIC Company II (15 portfolios), SunAmerica Series Trust (33 portfolios), Season Series Trust (19 portfolios) and Anchor Pathway Fund (7 series).

 /2/ Directorships of Companies required reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

-------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios in
                                                                                    Fund
Name and Date of Birth    Position(s)    Length of Time                             Complex
                          Held with      Served            Principal Occupation     Overseen by     Other Directorships
                          Company                          during the last 5 years  Director        Held by Director
-------------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven      Director       1 year            Retired.                 75              Director, A.G. Belo
DOB: October 6, 1945                                                                                Corporation (1992 to
                                                                                                    present); Director,
                                                                                                    Sysco Corporation
                                                                                                    (1996 to present);
                                                                                                    Director, Luby's,
                                                                                                    Inc. (1998 to
                                                                                                    present).
-------------------------------------------------------------------------------------------------------------------------
William F. Devin          Director       1 year            Retired.                 75              Member of the Board
DOB: December 30, 1938                                                                              of Governors, Boston
                                                                                                    Stock Exchange
                                                                                                    (1985-present).
-------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat       Chairman of    17 years          Attorney, solo           46              Director, North
DOB: March 7, 1940        the Board                        practitioner.                            European Oil Royal
                                                                                                    Trust
-------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman         Director       18 years          Partner and Managing     46              None
DOB: May 10, 1943                                          Member, B.B.
                                                           Associates
                                                           LLC (menswear specialty
                                                           retailing and other
                                                           activities) (June 1988
                                                           to present).
-------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa         Director       11 years          Founder and Chairman     37              Director, Real Estate
DOB: July 18, 1929                                         of the Board, Sterpa                     Business Service and
                                                           Group (real estate
                                                           Countrywide Financial
                                                           investment and
                                                           management) (1962 to
                                                           present).
-------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR


-----------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios in
                                                                                         Fund
                            Position(s)    Length                                        Complex
Name and Date of Birth      Held with      of Time    Name and Date of Birth             Overseen by     Other Directorships
                            Company        Served     During Past 5 Years                Director        Held by Director
-----------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck/3/         Director       8 years    President, CEO and Director,       83              None
DOB: January 23, 1954                                 SAAMCo (August 1995 to present);
                                                      Director, SACS (August
                                                      1993 to present).
-----------------------------------------------------------------------------------------------------------------------------


______________________
 /3/ Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director of SAAMCo and Director of SACS.

OFFICERS


------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                         Portfolios in
                                                                                         Fund
Name and Date of Birth      Position(s)    Length                                        Complex
                            Held with      of Time    Principal Occupations              Overseen by     Other Directorships
                            Company        Served     During Past 5 Years                Director        Held by Director
------------------------------------------------------------------------------------------------------------------------------
Donna M. Handel             Treasurer      Since      Vice President, SAAMCo (August     N/A             N/A
DOB:  June 25, 1966                        May 2002   1996 to present).
------------------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz            Vice           7 Years    Executive Vice President, SAAMCo   N/A             N/A
DOB: October 14, 1958       President                 (April 1996 to present);
                                                      Director and President, SACS
                                                      (April 1996 to present).
------------------------------------------------------------------------------------------------------------------------------
Robert M. Zakem             President      7 Years    Senior Vice President and          N/A             N/A
DOB: January 26, 1958                                 General Counsel, SAAMCo (April
                                                      1993 to present); Executive Vice
                                                      President, General Counsel and
                                                      Director, SACS (February 1993 to
                                                      present).
------------------------------------------------------------------------------------------------------------------------------

     The Directors of the Company are responsible for the overall supervision of the operation of the Funds and the Company and perform various duties imposed on directors of investment companies by the 1940 Act and under the Company's Articles of Incorporation. Directors and officers of the Company are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser and distributed by SACS and other affiliates of SunAmerica Inc.

     The Company pays each Director who is not an interested person of the Company or the Adviser (each a "Disinterested" Director) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives a pro rata portion (based upon the Company's net assets) of the $40,000 in annual compensation for acting as a director or trustee to all the retail funds in

_____________________
 /1/ Where a Fund is not listed with respect to a Director, the Director held no shares of the Fund.

SAMF. In addition, each Disinterested Director received $20,000 in annual compensation for acting as trustee to AST. Also, each Disinterested Director of SASFRF receives $900 per quarterly meeting and $900 per quarter retainer for acting as a Director. Each Disinterested Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SAMF. Officers of the Company receive no direct remuneration in such capacity from the Company or the Funds.


     The Board of Directors has established two committees, i.e., Audit and Nominating.


     Each Disinterested Director serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SAMF as well as AST. With respect to the Company, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Company. The Audit Committee met twice during the fiscal year ended December 31, 2002.

     In addition, each Disinterested Director also serves on the Nominating Committee. The Nominating Committee recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Directors. Members of the Nominating Committee receive an aggregate of $1,000 in annual compensation for serving on the Nominating Committee. In addition, each member of the Nominating Committee receives $500 per meeting. There were two meetings of the Nominating Committee during the fiscal year ended December 31, 2002.

     The Directors (and Trustees) of the SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Directors of the SAMF. The Retirement Plan provides generally that if a Disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SAMF (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the Disinterested Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70/th/ birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.


Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2002.

DISINTERESTED DIRECTORS


--------------------------------------------------------------------------------------------------------
                                                                        Aggregate Dollar Range of
                                                                        Equity Securities in All
                                                                         Registered Investment
                                                                         Companies Overseen by
                                   Dollar Range of Equity                Director in Family of
           Name of Director        Securities in the Fund/1/            Investment Companies/2/
--------------------------------------------------------------------------------------------------------
S. James Coppersmith                               None                     $10,001 - $50,000

--------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven                               None                           None

--------------------------------------------------------------------------------------------------------
William F. Devin                                   None                           None

--------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                                None                     $10,001 - $50,000

--------------------------------------------------------------------------------------------------------
Stephen J. Gutman                                  None                           None

--------------------------------------------------------------------------------------------------------
Sebastiano Sterpa                                  None                        $**100,000

--------------------------------------------------------------------------------------------------------



_________________
 /2/ Includes the SunAmerica Mutual Funds (37 funds), Anchor Series Trust (8 portfolios) and SunAmerica Senior Floating Rate Fund, Inc. (1 fund), APF (7 series), SAST (33 portfolios) and Seasons (19 portfolios).

** More than

INTERESTED DIRECTORS


----------------------------------------------------------------------------------------------------------------
                                                                          Aggregate Dollar Range of
                                                                          Equity Securities in All
                                                                           Registered Investment
                                                                           Companies Overseen by
                                         Dollar Range of Equity            Director in Family of
           Name of Director              Securities in the Fund/1/        Investment Companies/2/
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



_________________
 /1/ Where a Fund is not listed with respect to a Director, the Director held no shares of the Fund.

 /2/ Includes the SunAmerica Mutual Funds (37 funds), Anchor Series Trust (8 portfolios) and SunAmerica Senior Floating Rate Fund, Inc. (1 fund), APF (7 series), SAST (33 portfolios) and Seasons (19 portfolios).

     No Disinterested Director including their immediate family members, owned Beneficially or of record any securities in an investment adviser or principal underwriter of the Fund; or a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

     The Directors who are interested persons of the Funds receive no compensation from the Funds. The following table sets forth information summarizing the compensation that each Fund paid each disinterested Director as defined herein of the Company for his services as Director for the fiscal year ended December 31, 2002.


                               COMPENSATION TABLE


----------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL
                                                                                            COMPENSATION
                                                  PENSION OR                                    FROM
                                                  RETIREMENT                                 REGISTRANT
                             AGGREGATE             BENEFITS              ESTIMATED            AND FUND
                            COMPENSATION          ACCRUED AS              ANNUAL              COMPLEX
                               FROM              PART OF FUND          BENEFITS UPON           PAID TO
DIRECTOR                     REGISTRANT            EXPENSES*           RETIREMENT*+          DIRECTORS*
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith          $ 9,572               $ 63,043             $ 57,890              $ 75,000
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat**         $ 9,930               $ 62,070             $107,293              $ 86,200
----------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman             $ 9,948               $ 63,043             $134,982              $ 84,200
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***          $ 9,467               $ 11,858             $ 22,359              $ 53,333
----------------------------------------------------------------------------------------------------------------------
William F. Devin***           $ 9,990               $ 10,092             $ 57,410              $124,033
----------------------------------------------------------------------------------------------------------------------
Judith L. Craven***           $ 9,453               $ 34,052             $ 84,738              $123,533
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck                         Money Market Fund-$10,001-$50,000                     $*+100,000
----------------------------------------------------------------------------------------------------------------------



* Information is as of 12/31/02 for the eight investment companies in the complex that pay fees to these directors/trustees. The complex consists of the SAMF, AST, SASFR, VALIC Company I, VALIC Company II, SAST, Seasons and APF.

** Mr. Eisenstat receives additional compensation for serving as Chairman of some of the boards in the complex.

***  Dr. Craven , Mr. Devin and Mr. Sterpa are not trustees of AST.

+ Assumes the Participant elects to receive benefits in 15 yearly installments for the SAMF and AST Retirement Plans and 10 yearly installments for VALIC Company I and VALIC Company II Retirement Plans.

*+  More than.

     As of April 2, 2003, the officers and Directors of each Fund owned in the aggregate less than 1% of each class of each Fund's total outstanding shares.

     As of April 2, 2003, the following shareholders owned of record or beneficially 5% or more of the Money Market Fund's shares outstanding:

          Class A - Pershing, for the exclusive benefit of SunAmerica Money Market Fund Customer Accounts, Jersey City, NJ 07399 - owned 91%.

     As of April 2, 2003, the following shareholders owned of record or beneficially 5% or more of the Municipal Money Market Fund's shares outstanding:

          Class A - Pershing, for the exclusive benefit of SunAmerica Money Market Fund Customer Accounts, Jersey City, NJ 07399 - owned 95%.

          Class B - VALIC, Seed Account, Houston TX 77019 - owned 72%;

          Class II - Nanci E. Welsch, Brie Ayre, Windsor Locks, CT 06096 - owned 9%; Linda L. Morgan, Spokane, WA 99203 - owned 5%; Brad and Candace Colemen, Rockwell, TX 75087 owned 27%; Byron B. Weed and Audrey D. Weed, Pickett, WI 54964 - owned 5%; Christine Neal, Long Beach, CA 90803 - owned 7%; Donaldson Lufkin Jenrette Securities Corp. Inc., Jersey City, NJ 07303 - owned 5%.

     A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

        ADVISER, SUBADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND
                                  ADMINISTRATOR

Adviser

     The Adviser, which was organized as a Delaware corporation in 1982, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, and acts as investment adviser to the Funds pursuant to the Investment Advisory and Management Agreement dated January 1, 1999 (the "Advisory Agreement") with the Company, on behalf of each Fund. As of December 31, 2002, SunAmerica managed, advised and/or administered in excess of $31.5 billion of assets. SunAmerica is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG").

     American International Group, Inc., a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

     Under the Advisory Agreement, the Adviser selects and manages the investments of each Fund, provides various administrative services and supervises each Fund's daily business affairs, subject to general review by the Directors.

     In carrying out its responsibilities, SunAmerica may employ, retain or otherwise avail itself of the services of other persons or entities such as the Adviser, on such terms as SunAmerica shall determine to be necessary, desirable or appropriate. SunAmerica may retain one or more advisers to manage all or a portion of the investment portfolio of a Fund, at SunAmerica's own cost and expense. Retention of one or more advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of SunAmerica under the Advisory Agreement and SunAmerica shall be responsible for all acts and omissions of such advisers, or other persons or entities, in connection with the performance of SunAmerica's duties. As discussed below, SunAmerica has retained AIG Global Investment Corp. ("AIGGIC" or the "Subadviser") as subadviser with respect to the Municipal Money Market Fund.

     Except to the extent otherwise specified in the Advisory Agreement, the Funds pay, or cause to be paid, all other expenses of the Company and the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and its shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing Prospectuses and Statements of Additional Information with respect to the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including officers and Directors) of the Company that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Company's operation.

     As compensation for its services to the Money Market Fund, the Adviser receives a fee from the Money Market Fund, payable monthly, computed daily at the annual rate of .50% on the first $600 million of the Fund's average daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion. The Adviser receives a fee from the Municipal Money Market Fund payable monthly computed daily at an annual rate of 0.35% of the Fund's average daily net assets.

     The following table sets forth the total advisory fees paid to the Adviser by the Money Market Fund and the Municipal Money Market Fund and the amount waived by the Adviser for the fiscal years ended December 31, 2002, 2001 and 2000 pursuant to the Advisory Agreement.


                                 ADVISORY FEES


------------------------------------------------------------------------------------------------------------------
                             Advisory Fees                                         Advisory Fees Waived
------------------------------------------------------------------------------------------------------------------
              Fund                   2002         2001*        2000        2002        2001           2000
-----------------------------------------------------------------------------------------------------------------
Money Market Fund                 $ 6,704,293  $ 5,115,355  $ 4,347,926          -            -                -
-----------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund       $   135,874  $ 24,551     $    32,947          -            -  $        32,947
-----------------------------------------------------------------------------------------------------------------



* Information with respect to the prior Municipal Money Market Fund is shown of the fiscal year end October 31. The Fund paid $3,890 in advisory fee and waived $0 in advisory fees from November 1, 2001 to December 31, 2001.

     The following table sets forth the expense reimbursements made to the Funds by its Adviser and/or Distributor for the fiscal years ended December 31, 2002, 2001 and 2000.


                             EXPENSE REIMBURSEMENTS


-------------------------------------------------------------------------------------------------------------------------------
Funds                        2002                               2001*                                2000
-------------------------------------------------------------------------------------------------------------------------------
              Class A  Class B  Class II  Class I  Class A   Class B    Class II  Class I  Class A  Class B  Class II  Class I
-------------------------------------------------------------------------------------------------------------------------------
Money Market  $     -  $21,934  $12,166   $11,943  $     -   $     -    $  8,957  $ 2,327  $     -  $     -  $ 15,052  $     -
Fund
-------------------------------------------------------------------------------------------------------------------------------
Municipal     $70,170  $40,174  $15,942   $     -  $ 49,492  $ 31,670   $  1,611  $ 9,801  $ 9,525  $ 6,623  $      4  $     -
Money Market
Fund
-------------------------------------------------------------------------------------------------------------------------------



     * Information with respect to the prior Municipal Money Market Fund is shown as of the fiscal year ended October 31. The Adviser reimbursed the Fund $24,579 from November 1, 2001 to December 31, 2001.

                ANNUAL BOARD APPROVAL OF THE ADVISORY AGREEMENTS

     The Board of Directors of the Company, including the Disinterested Directors, approved the continuation of the Company's Advisory Agreement with the Adviser with respect to each Fund for an additional one-year period. In approving the continuation of the Fund's Advisory Agreement, the Board, including the Disinterested Directors, considered (i) the reasonableness of the Advisory fee in light of the nature and quality of Advisory services provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to the Fund, (ii) the Fund's investment performance compared to a selected peer group, and to an appropriate index or combination of indices, (iii) the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and affiliated companies, (iv) the Fund's expense ratio, and expense ratios of similar funds,
(v) economics of scale, (vi) the terms of the agreement, (vii) the overall organization of the Adviser, as well as the Adviser's profitability and financial condition. The Board also reviewed during the past-year reports on soft dollar commissions, which included information on brokers and total commissions paid for each Fund, as well as on the types of research and services obtained by the Adviser in connection with soft dollar commissions.

     In addition, the Board reviewed the Code of Ethics of the Adviser, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by the Fund personnel in connection with their personal transactions in securities held or to be acquired by the Fund.

     Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Directors, including the Disinterested Directors, concluded that the existing Advisory fee structures are fair, reasonable, and that the existing Advisory Agreement should be continued.

     The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of each Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party as defined in the 1940 Act by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     Under the terms of the Advisory Agreement, the Adviser is not liable to a Fund or its shareholders for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Subadviser

     The Municipal Money Market Fund is subadvised by AIGGIC, located at 175 Water Street, New York, NY 10038, which is responsible for investment decisions for this Fund. AIGGIC is an AIG company and a SunAmerica affiliate. As of December 31, 2002, AIGGIC and its affiliated companies had approximately $365.6 billion in assets under management.

     The Municipal Money Market Fund's investment adviser paid its subadviser a total of $97,056 for the fiscal year ended December 31, 2002, and $17,524 and $18,324 for the fiscal years ended October 31, 2001 and 2000, respectively. The Municipal Money Market Fund's investment adviser paid its subadviser a total of $1,954 from November 1, 2001 to December 31, 2001.

     The Board of Directors, including all of the Independent Directors, considered and approved the Subadvisory Agreement with respect to the Fund. In approving the Subadvisory Agreement, the Board considered the nature and quality of the services reasonably anticipated to be provided and the results reasonably anticipated to be achieved by the Subadviser; the amount and structure of the investment advisers' fees generally and the fees payable under the Subadvisory Agreement; comparative fee information of the Fund and a representative peer group; the Fund's investment performance compared to a selected peer group, and to an appropriate index or combination of indices; economies of scale; the Subadviser's profitability and the terms of the Agreement; and the management personnel and operations of the Subadviser. In addition, the Board reviewed the Code of Ethics of the Subadviser, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by Fund personnel in connection with their personal transactions in securities held or to acquired by the Fund.

     After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. The Independent Directors were advised by separate independent legal counsel throughout the process.

     The Subadvisory Agreement between the Adviser and AIGGIC will continue in effect for a period of two years from the date of its execution, unless terminated sooner. Thereafter, it may be renewed from year to year, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. Under the terms of the Subadvisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties ("disabling conduct") on the part of the Subadviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Subadviser) the Subadviser shall not be subject to liability to the Company or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services hereunder, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Subadvisory Agreement relates, except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such disabling conduct, the Subadviser shall indemnify the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) from any liability arising from the Subadviser's conduct under the Subadvisory Agreement.

Personal Securities Trading

     The Funds and the Adviser have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is: (1) any trustee, director, officer, general partner or advisory person of a Fund or the Adviser;
(2) any director or officer of the Underwriter who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser,
(ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods,
(v) short-term trading profits, (vi) gifts, and (vii) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of a Fund or the Adviser during the quarter.

     AIGGIC has adopted a written Code of Ethics, and has represented that the provisions of such Code of Ethics are substantially similar to those in the SunAmerica Code. Further, AIGGIC reports to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Municipal Money Market Fund insofar as such violations related to the Company. In turn, the Adviser reports to the Board of Directors as to whether there were any violations of the SunAmerica Code by Access Persons of the Municipal Money Market Fund or the Adviser.

The Distributor

     The Company, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG SunAmerica Inc., to act as the principal underwriter in connection with the continuous offering of each class of shares of each Fund. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of a Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).






     SACS serves as Distributor of Class I shares for Money Market Fund under the Distribution Agreement, none of which expenses are reimbursed or paid by the Company.

     The Distribution Agreement continues in effect for an initial two-year term and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Directors who are not "interested persons" of the Company. The Company or the Distributor each has the right to terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Distribution Plans

     Rule l2b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. As indicated in the Prospectus, the Directors of the Company and the shareholders of each class of shares of the Funds have adopted Distribution Plans (the "Class A Plan," the "Class B Plan," and the "Class II Plan," and collectively, the "Distribution Plans"). There is no Distribution Plan in effect for Class I shares. Reference is made to "Fund Management-Distributor" in the Prospectus for certain information with respect to the Distribution Plans.

     Under the Class B and Class II Plans, the Distributor may receive payments from each Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plans will exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans, however, provide that each class of shares of each Fund may pay the Distributor an account maintenance and service fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance and service fee is up to 0. 15% of the aggregate average daily net assets of Class A, Class B and Class II shares. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0. 15% per year of the net assets maintained in a Fund with respect to Class A, Class B and Class II shares.

     The following table sets forth the distribution and account maintenance and service fees the Distributor received from the Funds for the fiscal years ended December 31, 2002, 2001 and 2000.


             DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES


--------------------------------------------------------------------------------------------------------------------------
Fund                           2002                              2001                               2000
--------------------------------------------------------------------------------------------------------------------------
                 Class A     Class B    Class II   Class A      Class B   Class II  Class A       Class B    Class II*
--------------------------------------------------------------------------------------------------------------------------
Money Market     $ 2,010,386 $530,095    $281,209  $ 1,519,358  $352,515  $153,275  $1,292,562    $266,754   $     73,725
Fund
--------------------------------------------------------------------------------------------------------------------------
Municipal Money  $53,181     $  28,823  $   1,482  $         -  $      -  $      -  $   81,121    $ 21,856   $          -
Market Fund**
--------------------------------------------------------------------------------------------------------------------------



     * Class II shares of the Money Market Fund were previously designated as Class C shares.
     ** The Distribution and Account Maintenance and Service Fees the Distributor received from the prior Municipal Money Market Fund are shown for the fiscal year ended October 31. The Distributor received $3,627 in Distribution and Account Maintenance and Service Fees from the Municipal Money Market Fund from November 1, 2001 to December 31, 2001.

     Continuance of the Distribution Plans is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the Disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Disinterested Directors of the Company shall be committed to the discretion of the Disinterested Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans, the Directors must consider all factors they deem relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.

The Administrator

     The Company has entered into a service agreement ("Service Agreement"), under the terms of which AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of the Funds. SAFS is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.



     Pursuant to the Service Agreement, SAFS receives a fee from the Company, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of Class A, B, II and I shares subject to review and approval by the Directors. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Company). For the fiscal year ending December 31, 2002, the total amount paid to SAFS was $3,169,685 by the Money Market Fund and $85,409 by the Municipal Money Market Fund.



     The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of the Directors including a majority of the Disinterested Directors. PORTFOLIO TRANSACTIONS AND BROKERAGE



     As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica Inc.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay broker-dealers commissions that exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Company, and not all of these services may be used by the Adviser in connection with the Company. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit a Fund by improving the quality of the Adviser's investment advice. The investment advisory fees paid by a Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

     Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

     Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of a Fund, it is possible that, at times, identical securities will be acceptable for purchase by a Fund and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

     For the fiscal years ended December 31, 2002, 2001 and 2000, no brokerage commissions were paid by the Money Market Fund and Municipal Money Market Fund.

               ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

     Class A shares of a Fund are sold at net asset value next-determined after receipt of a purchase order, without a sales charge. Class B and Class II shares are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (1) be imposed on a deferred basis (Class B shares) or (ii) contain certain elements of a sales charge imposed at the time of purchase and deferred (Class II shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of Fund shares.

     The following table sets forth the front-end sales charges with respect to Class II shares of the Money Market Fund and Municipal Money Market Fund, the amount of such front-end sales charges which was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B and Class II shares of the Money Market Fund and Municipal Money Market Fund, received by the Distributor for the fiscal years ended December 31, 2002, 2001 and 2000. A Fund's Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the SunAmerica Family of Mutual Funds and a subsequent exchange into the Fund, that was then redeemed within two years after the original purchase of such shares.



-----------------------------------------------------------------------------------------------------------------------------------
                                             Amount       Amount
                                           Reallowed    Reallowed
                                              to          to Non-                    Contingent      Contingent
                            Front-End     Affiliated    Affiliated                    Deferred        Deferred       Contingent
                               Sales        Broker-       Broker-                       Sales          Sales          Deferred
Fund              Fiscal    Concessions     Dealers       Dealers     Percentage       Charge         Charge        Sales Charge
                   Year       Class II     Class II      Class II     of Offering      Class A        Class B         Class II
                  Ended       Shares*       Shares        Shares         Price         Shares         Shares           Shares*
-----------------------------------------------------------------------------------------------------------------------------------
    Money       12/31/02   $   91,841     $ 66,468     $ 25,373          1.00%             -       $ 585,968      $  58,132
-----------------------------------------------------------------------------------------------------------------------------------
    Market      12/31/01   $   47,286     $ 21,884     $ 25,402          1.00%      $ 98,750       $ 430,014      $  52,770
-----------------------------------------------------------------------------------------------------------------------------------
                12/31/00   $  103,413     $ 75,867     $ 27,546          1.00%      $ 38,000       $ 297,797      $  17,445
-----------------------------------------------------------------------------------------------------------------------------------
  Municipal     12/31/02   $      821     $    693     $    128          1.00%             -       $   9,483      $      53
-----------------------------------------------------------------------------------------------------------------------------------
    Money       12/31/01            -            -            -             -              -       $      15              -
-----------------------------------------------------------------------------------------------------------------------------------

* No Class II front-end sales charges were in effect prior to December 1, 1998. Commenced offering (as Class C shares) on October 2, 1997.

  Contingent Deferred Sales Charges ("CDSCs") Applicable to Class B Shares

     Class B shares of a Fund issued to shareholders prior to December 6, 2000 are subject to the CDSC schedule that applied to redemptions of shares of the Fund at that time. Class B share of the Funds issued to shareholders prior to December 6, 2000 convert to Class A shares approximately seven years after purchase. The following table sets forth the rates of the CDSC applicable to these shares:

          Years after purchase                  CDSC rate
          1/st/ and 2/nd/ year                  4.00%
          3/rd/ and 4/th/ year                  3.00%
          5/th/ year                            2.00%
          6/th/ year                            1.00%
          7/th/ year                            None

     Any Class B shares purchased on/after December 6, 2000 until December 31, 2001 (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected below.

      Class B shares convert to Class A shares approximately eight years after purchase. The following table sets forth the rates of the CDSC applicable to these shares:

          Years after purchase                  CDSC rate
          1/st/                                 5.00%
          2/nd/                                 4.00%
          3/rd/ or 4/th/ year                   3.00%
          5/th/ year                            2.00%
          6/th/ year                            1.00%
          7/th/ year and thereafter             None

     Any Class B shares purchased on/after January 1, 2002 (other than through the investment of dividends and distributions, which are not subject to the
CDSC) will be subject to the CDSC schedule reflected in the current prospectus.

CDSCs Applicable to Shareholders who Acquired Shares of a Fund through a Reorganization.

     Since Class B and Class C shares of the Money Market and Municipal Money Market Funds of North American Funds are not subject to a CDSC, shareholders who were issued Class B and Class II shares of a Fund in connection with the reorganization of the North American Fund into a Fund will not be subject to a CDSC. However, future purchases of Class B or Class II shares of a Fund will be subject to the CDSC schedule applicable to the Fund, as described in the current prospectus.

Waiver of CDSCs

     As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

     Death. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class II shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed.

     Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


     Distributions or Loans. CDSCs may be waived on taxable distributions or loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings, Bank (DBA SunAmerica Trust Company) fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.


     Systematic Withdrawal Plan. CDSCs may be waived when routine bill payment or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established.

Brokerage Account Sweeps

Broker-dealers firms that invest in a Fund as a brokerage account sweep vehicle through Pershing LLC may receive additional compensation of up to 0.60% of such swept assets, some or all of which may be paid to the representative of such firms.

Purchase by Check

     Checks should be made payable to the specific Fund or payable to AIG SunAmerica Mutual Funds. In the case of a new account, purchase orders by check must be submitted directly by mail to AIG SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of a Fund at the net asset value next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)

Purchase by Federal Funds Wire

     An investor may make purchases by having his or her bank wire federal funds to the Company's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Company and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined net asset value if received at or prior to a Fund's close of business. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

     1. You must have an existing SunAmerica Mutual Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (201) 324-6496.

     2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, to obtain your new account number.

     3.   Instruct the bank to wire the specified amount to the Transfer Agent:
          State Street Bank and Trust Company, Boston, MA, ABA# 0 110-00028; DDA# 99029712,

          SunAmerica [name of Fund, Class] (include shareholder name and account number).

Combined Purchase Privilege (Class B and II shares only)

     The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:

          1. an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);

          2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

          3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

          4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

          5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

          6.   group purchases as described below.

     A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

Rights of Accumulation (Class B and II shares only)

     A purchaser of Fund shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

     The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

Letter of Intent (Class B and II shares only)

     A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by SunAmerica, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

     The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

     Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Fund shares.

     If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Company, having filed with the SEC a notification of election pursuant to Rule l8f-1 on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, a Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

                               EXCHANGE PRIVILEGE

     Shareholders of a Fund may exchange their shares for the same class of shares of any other SunAmerica Mutual Fund except SunAmerica Senior Floating Rate Fund that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder Services at (800) 858-8850.

     If a shareholder acquires Class A shares through an exchange from another SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.


     A shareholder who acquires Class B or Class II shares through an exchange from another SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.



                        DETERMINATION OF NET ASSET VALUE

     Each Fund is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The net asset value for each Fund will also be calculated on any other day in which there is sufficient liquidity in securities held by the Fund. Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. The net asset value may not be computed on a day in which no orders to purchase, sell or redeem Fund shares have been received.

     Under applicable rules of the SEC, the valuation of a Fund's investments is based upon their amortized cost. This entails valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of rising interest rates, the daily yield on shares of a Fund computed on an amortized cost basis may tend to be higher than the like computation made by a mutual fund with identical investments utilizing a method of valuation based upon market prices. The converse would apply in a period of declining rates. The purpose of this method of valuation is to facilitate the maintenance of a constant net asset value per share of $1.00. There can be no assurance, however, that a Fund will be able to maintain a stable net asset value of $1.00 per share.

     Certain conditions must be met in connection with the application of valuation rules to a Fund. These conditions include maintaining a dollar-weighted average portfolio maturity of 90 days or less, purchasing instruments having remaining maturities of 397 calendar days or less, and investing only in securities determined by the Adviser under procedures adopted by the Directors to present minimal credit risks and which are of high quality as determined by the requisite number of nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, determined to be of comparable quality by the Adviser under procedures adopted by the Directors. In accordance with the applicable regulations, the Directors have established procedures designed to stabilize at $1.00 a Fund's net asset value per share to the extent reasonably possible. Such procedures include review of a Fund's portfolio holdings at such intervals as appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1.00 per share based on amortized cost. If such deviation exceeds .5% of the Fund's $1.00 per share net asset value, the Directors will promptly consider what action, if any, will be initiated. In the event that the Directors determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they deem necessary and appropriate, which may include selling portfolio instruments, withholding dividends or establishing a net asset value per share based upon available market quotations.

                                PERFORMANCE DATA

     Each Fund may advertise performance data that reflects various measures of yield. An explanation of the data presented and the methods of computation that will be used are as follows.

     A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

     Yield is determined separately for Class A, Class B, Class II and Class I shares, as applicable, of a Fund in accordance with a standardized formula prescribed by the SEC and is not indicative of the amounts which were or will be paid to shareholders. The yield quoted in the Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions for shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is multiplied by 365 divided by seven and carried to the nearest one hundredth of one percent.

     Effective yield quoted in a Fund's advertisements is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the 7-day period. A hypothetical charge reflecting deductions from shareholder accounts is subtracted from the above net change and the difference is divided by the value of the account at the beginning of the 7-day period. The resulting figure is then compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one. The following formula illustrates the effective yield computation.

                 [((Base period retum/365*7) + 1) * (365/7)] - I

         The following table sets forth the Money Market Fund's* yield and effective yield for the Class A, Class B, Class I and Class II shares for the 7-day periods ended December 31, 2002, 2001 and 2000.

----------------------------------------------------------------------------------------------------------------------
                                    2002                                2001                                   2000
----------------------------------------------------------------------------------------------------------------------
                  Class A   Class B   Class II  Class I   Class A   Class B    Class II  Class I    Class A   Class B
----------------------------------------------------------------------------------------------------------------------
Yield              0.52%     0.03%      0.03%    0.64%     1.46%     0.71%      0.71%     1.61%      5.73%     4.97%
----------------------------------------------------------------------------------------------------------------------
Effective Yield    0.52%     0.03%      0.03%    0.64%     1.47%     0.72%      0.71%     1.62%      5.89%     5.09%
----------------------------------------------------------------------------------------------------------------------

     * The Fund commenced offering Class II shares (previously designated Class C shares) on October 2, 1997. The Fund commenced offering Class I shares on November 16, 2001.

     The following table sets forth the Municipal Money Market Fund's yield, effective yield and tax equivalent yield for the Class A, B and Class II shares for the 7-day periods ended December 31, 2002, 2001 and 2000.

------------------------------------------------------------------------------------------------------------------------
                                     2002                             2001                            2000
------------------------------------------------------------------------------------------------------------------------
                       Class A     Class B   Class II    Class A   Class B   Class II    Class A    Class B   Class II
------------------------------------------------------------------------------------------------------------------------
Yield                  0.70%       0.10%      0.10%      1.57%      1.60%     1.60%      1.96%      1.96%      1.96%
------------------------------------------------------------------------------------------------------------------------
Effective Yield        0.70%       0.10%      0.10%      1.58%      1.61%     1.61%      1.98%      1.98%      1.98%
------------------------------------------------------------------------------------------------------------------------
Tax Equivalent Yield   1.25%       0.16%      0.16%      2.55%      1.31%     1.31%      3.06%      3.06%      3.06%
------------------------------------------------------------------------------------------------------------------------

     Yield information for the SunAmerica Municipal Money Market Fund shown from July 7, 2000 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds which was reorganized into the Fund on November 16, 2001.


*  More than.

     Class A and Class B shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 16, 2001, upon the consummation of the Municipal Money Reorganization, Class C shares of the Prior Municipal Money Market Fund were reorganized as Class II shares of the Fund. Yield information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 ("American General Fund"), which was reorganized into the Prior Municipal Money Market Fund on July 7, 2000.

     Performance information is based on a Fund's historical performance and is not intended to indicate future performance. A Fund's total return and yield return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and investor's shares, when redeemed, may be worth more or less than their original cost.

  Comparisons

     Each Fund may compare its yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:

     a) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     c) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

     d) IBC/Donoghue's Inc. Money Fund Report - comprehensive evaluation of money market funds which monitors portfolio characteristics on a weekly basis. The Report provides information with respect to yield, average maturity, security selection (asset allocation) and credit quality.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices that include securities with government guarantees. However, certain of a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     Each Fund intends to distribute to the registered holders of its shares all or substantially all of its net-investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are declared daily and paid monthly. Dividends are paid on or about the last business day of each month. Net capital gains, if any, will be paid annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains. At December 31, 2002, the Money Market Fund and the Municipal Money Market Fund had no capital loss carry-forwards.

     Dividends and distributions are paid in additional Fund shares based on the net asset value at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in cash.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes

     Each Fund is qualified and intends to remain qualified and elects to be treated as a regulated investment company under Subchapter M of the Code for each taxable year. In order to remain qualified as a regulated investment company, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from sale or other disposition of securities, or certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies).

     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its ordinary income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income, for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, i.e., long-term capital gains in excess of its short-term capital losses for the one year period ending on October 31 of the calendar year, and
(3) all ordinary income and net capital gains for the proceeding year that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. Generally, a distribution will be subject to tax in the year it is received. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or if declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of December 31, of the calendar year in which such dividend is declared rather than the date on which the distributions are received.

     Distributions of net investment income and short-term capital gains ("ordinary income dividends") are taxable to a shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. Dividends and distributions paid by the Fund will not be eligible for the dividends received deduction for corporations. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. The maximum capital gains rate for individuals generally is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     The Code permits a regulated investment company to pay exempt-interest dividends to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year consists of obligations the interest on which is exempt for federal income tax purposes. Distributions of such interest by the Municipal Money Market Fund will qualify as exempt-interest dividends in the hands of its shareholders. If, however, the Municipal Market Fund invests in certain private activity bonds, a portion of such dividends may be an item of tax preference for its shareholders for purposes of the alternative minimum tax.

     Interest on the indebtness incurred by a shareholder to purchase or carry shares of the Municipal Market Fund is not deductible to the extent that distributions from such Fund are except from federal income tax.

     Upon a sale or exchange of its shares, a shareholder may realize a taxable loss depending upon its basis in the shares. Such loss will be treated as capital loss if the shares are capital assets in the shareholder's hands. Because each Fund intends to maintain a share price of $1.00 at all times, it is not expected that a shareholder will recognize gain on the sale or exchange of Fund shares. However, a shareholder may recognize a loss on the sale of shares of a Fund as a result of applicable sales charges. Any such capital loss will be long-term capital gain or loss if the shares have been held for more than one year. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares, or will be disallowed to the extent of any except interest dividends received on such shares. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.

     Under certain circumstances the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

     The Funds may invest in debt securities issued at a discount, which may result in income to the Funds equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held, even though the Funds receive no actual interest payments thereon. Original issue discount is treated as income earned by the Fund and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by the Funds in a taxable year may not be represented by cash income, the Fund may have no dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known. It is not anticipated that a Fund will qualify to pass through to shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by the Fund.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on sales or other dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 30% in the year 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against a shareholder's U.S. Federal income tax liability.

     Foreign shareholders generally will be subject to a withholding tax at the rate of 30% (or lower treaty rate) on any ordinary income dividends pay by a Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences, including foreign tax consequences, to them of an investment in a Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management or investment policies.

                                RETIREMENT PLANS

     Shares of the Funds may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of a Fund through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.

Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Accounts

     Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

Traditional Individual Retirement Accounts

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a "Traditional IRA"), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

Salary Reduction Simplified Employee Pension ("SARSEP")

     A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

Savings Incentive Match Plan for Employees ("SIMPLE IRA")

     This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

Roth IRA

     Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

Individual 401(k)

     The Individual 401(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual (k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual (k) generally allows for an employer contribution of 25% of compensation and an employee salary deferral up to the limit defined in IRC Section

402 (g). In addition, because of its smaller size, the Individual (k) is also less complex and less costly than the typical multiple-employee 401 (k) plan.

                              DESCRIPTION OF SHARES

     Ownership of the Company is represented by transferable shares of common stock, having a par value of $.001 per share. The Articles of Incorporation, as amended to date (the "Articles of Incorporation"), authorize the Company to issue 10 billion (10,000,000,000) shares of common stock, of which three billion (3,000,000,000) shares have been divided and classified as the Money Market Fund and one hundred million (100,000,000) shares have been divided and classified as the Municipal Money Market Fund.

     Currently, two series of shares of the Company, the Money Market Fund and the Municipal Money Market Fund, have been authorized pursuant to the Articles of Incorporation. The Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of one billion (1,000,000,000) Class A shares, one billion (1,000,000,000) Class B shares, five hundred million (500,000,000) Class II shares and five hundred million (500,000,000) Class I shares. The Municipal Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class II and Class I, consisting of twenty-five million (25,000,000) Class A shares, twenty-five million (25,000,000) Class B shares, twenty-five million (25,000,000) Class II shares and twenty-five million (25,000,000) Class I shares.

     The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Company that would operate independently from the Company's present portfolio, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Company's shares will represent the interests of the shareholders of that series in a particular portfolio of the Company's assets. In addition, the Directors may authorize the creation of additional classes of shares in the future.

     Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Company need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, Maryland law, the Articles of Incorporation or the By-Laws of the Company (the "By-Laws"), Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Company. In addition, the Directors may be removed only for cause by the action of the holders of record of at least a majority of all outstanding shares entitled to vote for election of Directors. All series of shares will vote with respect to certain matters, such as election of Directors. When all series of shares, to the extent that more than one series is authorized, are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series' policies, only shareholders of the series affected by the matter may be entitled to vote.

     All classes of shares of the Funds are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an ongoing account maintenance and service fee, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class II shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) Class B shares convert automatically to Class A shares on the first business day of the month approximately eight years after the purchase of such Class B shares, (vi) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule l2b-1 plan, (vii) Class I shares are not subject to any sales charges or distribution fees and are offered exclusively to participants in certain employee retirement plans: through certain "wrap accounts"; through certain trust institutions and bank trust departments; to certain charitable organizations; and to the SunAmerica Aggressive, Moderate and Conservative Growth LifeStage Funds, and (viii) each class of shares will be exchangeable only into the same class of shares of any of the other SunAmerica Mutual Funds. All shares of a Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Company. In addition, shares have no conversion rights, except as described above.

     The By-Laws provide that the Company shall indemnify any person who was or is a Director, officer or employee of the Company to the maximum extent permitted by Maryland law and the 1940 Act upon a determination, made in accordance with the terms of the By-Laws, that indemnification is proper in the circumstances. In addition, the By-Laws provide that the Company may maintain insurance on behalf of any person who is or was a Director or officer, employee or agent of the Company or who is or was serving at the request of the Company as Director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted or incurred in connection with serving in such capacity. However, no Director or officer of the Company will be protected by indemnification, insurance or otherwise from any liability to the Company or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.

                             ADDITIONAL INFORMATION

Computation of Offering Price per Share

     The following is the offering price calculation for each Class of shares of each Fund, based on the value of each Fund's net assets as of December 31, 2002. There are no sales charges for Class I shares and therefore the offering price for Class I of the Money Market Fund will be computed by dividing its net assets by the number of shares outstanding.

                                Money Market Fund

--------------------------------------------------------------------------------------------------------------------
                                                          Class A       Class B**      Class II+        Class I
                                                          -------       ---------      ---------        -------
--------------------------------------------------------------------------------------------------------------------
Net Assets                                             1,751,812,134    64,815,046     30,285,322      9,194,837
--------------------------------------------------------------------------------------------------------------------
Number of Shares                                       1,751,812,621    64,815,366     30,285,800
Outstanding                                                                                            9,197,097
--------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share (net assets divided by
number of shares)                                          $1.00          $1.00          $1.00           $1.00
--------------------------------------------------------------------------------------------------------------------
Sales charge for Class II Shares: 1.00% of offering
price (1.01% of net asset value per share)*                  -              -            $0.01             -
--------------------------------------------------------------------------------------------------------------------
Offering Price                                             $1.00            -            $1.01             -
--------------------------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

                           Municipal Money Market Fund

----------------------------------------------------------------------------------------------------
                                                          Class A       Class B**      Class II+
----------------------------------------------------------------------------------------------------
Net Assets                                              $88,050,142     3,714,316       170,314
----------------------------------------------------------------------------------------------------
Number of Shares                                         88,050,003     3,714,313       170,314
Outstanding
----------------------------------------------------------------------------------------------------
Net Asset Value Per Share (net assets divided by
number of shares)                                          $1.00          $1.00          $1.00
----------------------------------------------------------------------------------------------------
Sales charge for Class II Shares: 1.00% of offering
price (1.01% of net asset value per share)*                  -              -            $0.01
----------------------------------------------------------------------------------------------------
Offering Price                                             $1.00            -            $1.01
----------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

Reports to Shareholders

     The Company send audited annual and unaudited semi-annual reports to shareholders of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Fund to confirm transactions in the account.

Custodian and Transfer Agent

     State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Company. Transfer agent functions are performed for State Street, by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street.

  Independent Accountants and Legal Counsel

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Company's independent accountants and in that capacity examines the annual financial statements of the Funds. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022, serves as legal counsel to the Company.

                              FINANCIAL STATEMENTS

     The Company's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2002 annual report to shareholders. You may request a copy of the Company's annual report at no charge by calling (800) 858-8850 or writing the Company at AIG SunAmerica Fund Services, Inc., Mutual Fund Operations, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                    APPENDIX
                     BOND, NOTE AND COMMERCIAL PAPER RATINGS

Description of Applicable Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond Ratings

     Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 to issues rated Aa to denote relative strength within such classification. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa rating category.

Description of Applicable Moody's Note Ratings

     MIG 1 Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2 Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Applicable Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

     Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     0    Leading market positions in well established industries

     1    High rates of return on funds employed

     2 Conservative capitalization structures with moderate reliance on debt and ample asset protection

     3 Broad margins in earnings coverage of fixed financial charges and high internal cash generation

     4 Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Description of Applicable Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("S&P") Bond Ratings

     An S&P corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     Plus (+) or minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings:

     P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Applicable Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated "AAA" or "AA" (commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Applicable S&P Note Ratings

     SP-1 The designation "SP-1" indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics.

     SP-2 An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

Description of Applicable S&P Commercial Paper Ratings.

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                           PART C: OTHER INFORMATION


Item 23: Exhibits.

      (a) (i)   Articles of Incorporation. Incorporated herein by reference to
                Exhibit 1 (A) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

          (ii)  Articles of Amendment. Incorporated herein by reference to
                Exhibit 1(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

          (iii) Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File
                No. 333-67856) filed on October 3, 2001.


      (b) By-Laws, as amended. Incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

      (c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

      (d) (i) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. Incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 28 of Form N-1A (File No. 2-85370) filed on November 16, 2001.

          (ii) Subadvisory Agreement between SunAmerica Asset Management Corp. and AIG Global Investment Corp. Incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 85370) filed on April 29, 2002.


      (e) (i) Distribution Agreement. Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. Incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

          (ii) Dealer Agreement. Incorporated herein by reference to Exhibit 6(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

         (iii) Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 31 to the Registration Statement of SunAmerica Style Select Series on Form N-1A (File No. 333-11283) filed on November 1,
               2001.

      (f) Directors'/Trustees' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. (2-85370) filed on
          April 26, 1996.

      (g) Custodian Agreement between Registration and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

      (h) (i) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.l6 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

          (ii) Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Exhibit (h)
                (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

          (iii) Administrative and Shareholder Services Agreement. Incorporated herein by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 31 to the Registration Statement of SunAmerica Style Select Series on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(i)  Opinion of Counsel to the Registrant. Filed herewith.

(j)  Consents of Independent Auditors. Filed herewith.

(k)  Inapplicable

(l)  Inapplicable

(m)  (i)    Distribution Plan pursuant to Rule 12b-1 (Class A Shares).
            Incorporated herein by reference to Exhibit (m) (i) of Post-
            Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on
            April 30, 1999.

     (ii) Distribution Plan pursuant to Rule 12b-1 Plan (Class B Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

     (iii) Distribution Plan pursuant to Rule 12b-1 (Class II Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

(n)  Not applicable.

(o) (i) 18f-3 Plan. Incorporated herein by reference to Exhibit (o)(i) to Post-Effective Amendment No. 28 of Form N-1A (File No. 2-85370) filed on November 16, 2001.

     (ii) Amended and Restated Power of Attorney. Filed herewith.


(p) (i) Code of Ethics of AIG SunAmerica Asset Management Corp. Filed herewith.


     (ii) Code of Ethics for AIG Global Investment Corp. Incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 85370) filed on April 29, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

         There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification.

         Section 1. The Corporation shall indemnify any person who was or is a director, officer, or employee of the Corporation to the maximum extent permitted by the Maryland General Corporation law; provided, however, that any indemnification hereunder (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstance. Such determination shall be made (i) by the Board of Directors, by a majority vote of quorum which consists of Directors who are neither "interested persons" of the quorum which consists of Directors who are neither "interested persons" of the Corporation as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) if the required quorum is not obtainable, or if a quorum of such Directors so directs, by independent legal counsel in a written opinion.

         Section 2. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer, employee or agent of the Corporation or who is or was serving at the request of the Corporation as director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his position whether or not the Corporation would have power to indemnify him.

        Section 3. Notwithstanding anything in this Article VII to the contrary, nothing herein contained shall protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of the duties involved in the conduct of this office; and in the absence of a court determination that such director for officer is not liable or that such director or officer was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, no indemnification will be permitted to such director or officer (either directly or through insurance provided by the Corporation) unless an independent legal counsel determines, based on a review of the facts,that such person was not guilty of such willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26. Business and Other Connections of the Investment Adviser.

     Information concerning the business and other connections of

     SunAmerica Asset Management Corp. is incorporated herein by reference to AIG SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.

     Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Personal Securities Trading, Distributor and Administrator" and "Directors and Officers" constituting Part B of the Registration Statement.

Item 27. Principal Underwriters.

 (a) The principal underwriter of the Registrant also acts as principal underwriter for:

      SunAmerica Equity Funds
      SunAmerica Income Funds
      SunAmerica Strategic Investment Series, Inc.
      SunAmerica Style Select Series, Inc.
      SunAmerica Senior Floating Rate Fund, Inc.


 (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's shares:



Name and Principal              Position with                Position with
Business Address                Underwriter                  the Registrant
----------------                -----------                  --------------
Peter A. Harbeck                Director                     Director
AIG Sun America Capital
 Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

J. Steven Neamtz                President                    Vice President
AIG Sun America Capital         and Directors
 Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Robert M. Zakem                 Executive Vice President     President
AIG Sun America Capital         General Counsel
 Services, Inc.                    and Director
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992



Item 28. Location of Accounts and Records.

     AIG SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5472. They maintain books, records and accounts pursuant to the instructions of the Funds. American General Investment Management, L.P. is located at 2929 Allen Parkway, Houston, Texas 77019.

Item 29. Management Services.

    Not applicable.

Item 30. Undertakings.

    Not applicable.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 29th day of April 2003.


                                     SUNAMERICA MONEY MARKET FUNDS, INC.
                                            (Registrant)

                                  By:          *
                                     ---------------------

                                     Robert M. Zakem
                                     President



     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.



   Signatures                Title                              Date
   ----------                -----                              ----

         *
--------------------     President and (Principal
Robert M. Zakem          Executive Officer)

         *
--------------------     Treasurer (Principal Financial

Donna M. Hardel          and Accounting Officer)

         *
--------------------     Director
S. James Coppersmith

         *
--------------------     Director
Samuel M. Eisenstat

         *
--------------------     Director
Stephen J. Gutman

         *
--------------------     Director
Dr. Judith L. Craven

         *
--------------------     Director
William F. Devin

         *
--------------------     Director
Sebastiano Sterpa

         *
--------------------     Director
Peter A. Harbeck



*By: /s/ Robert M. Zakem                                      April 29, 2003
     --------------------------
     Robert M. Zakem
     Attorney-in-Fact

                                  Exhibit Index



(i)(ii)  Opinion of Counsel to Registrant.

(j)      Consents of Independent Auditors.

(p)(i)   Code of Ethics for AIG SunAmerica Asset Management Corp.

(o)(ii)  Amended and Restated Power of Attorney.